March 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Corporate High Yield Fund, Inc. (HYT)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2026
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
Arcano Euro CLO II DAC, Series 2X, Class D, (3-mo. EURIBOR + 3.30%), 5.33%, 07/25/39(a)(b)	EUR	100	$ 115,020
Arini European CLO V DAC, Series 5X, Class D, (3-mo. EURIBOR + 2.80%), 4.82%, 01/15/39(a)(b)		100	113,098
Aurium CLO VII DAC, Series 7X, Class DR, (3-mo. EURIBOR + 3.15%), 5.28%, 10/15/38(a)(b)		100	113,678
Aurium CLO XIII DAC, Series 13X, Class D, (3-mo. EURIBOR + 2.80%), 4.82%, 04/15/38(a)(b)		100	112,920
Avoca CLO XVIII DAC, Series 18X, Class DR, (3-mo. EURIBOR + 3.05%), 5.07%, 01/15/38(a)(b)		110	125,280
CIFC European Funding CLO I DAC, Series 1X, Class DR, (3-mo. EURIBOR + 3.20%), 5.22%, 07/15/32(a)(b)		100	115,535
CIFC European Funding CLO II DAC, Series 2X, Class DR, (3-mo. EURIBOR + 3.00%), 5.02%, 10/15/39(a)(b)		100	114,713
Contego CLO V DAC, Series 5X, Class DR, (3-mo. EURIBOR + 3.10%), 5.12%, 10/15/37(a)(b)		100	114,660
CVC Cordatus Loan Fund XXII DAC, Series 22X, Class D, (3-mo. EURIBOR + 3.15%), 5.30%, 12/15/34(a)(b)		100	114,660
Fidelity Grand Harbour CLO DAC, Series 2023-1X, Class DR, (3-mo. EURIBOR + 2.70%), 4.68%, 02/15/38(a)(b)		100	112,103
Greene King Finance PLC(b)
Series 06, Class B2, (1-day SONIA GBP 2.20%), 5.94%, 03/15/36(a)	GBP	100	121,949
Series B1, (1-day SONIA GBP 1.92%), 5.66%, 12/15/34		100	122,707
Hambridge Euro CLO 1 DAC, Series 1X, Class D, (3- mo. EURIBOR + 3.30%), 5.34%, 10/20/38(a)(b)	EUR	100	115,256
Henley CLO XI DAC, Series 11X, Class D, (3-mo. EURIBOR + 2.60%), 4.63%, 04/25/39(a)(b)		100	111,541
Rockfield Park CLO DAC, Series 1X, Class C, (3-mo. EURIBOR + 3.00%), 5.02%, 07/16/34(a)(b)		100	114,882
Rockford Tower Europe CLO DAC, Series 2025-1X, Class D, (3-mo. EURIBOR + 3.00%), 5.03%, 10/25/37(a)(b)		100	114,758
Signal Harmonic CLO I DAC, Series 1X, Class DR, (3- mo. EURIBOR + 3.50%), 5.52%, 07/15/38(a)(b)		100	113,962
Silver Point Euro CLO 1 DAC, Series 1X, Class D, (3- mo. EURIBOR + 3.00%), 5.10%, 01/15/39(a)(b)		100	114,736
Sona Fios CLO III DAC, Series 3X, Class D, (3-mo. EURIBOR + 3.25%), 5.28%, 04/20/37(a)(b)		110	126,508
Sona Fios CLO V DAC, Series 5X, Class D, (3-mo. EURIBOR + 3.30%), 5.33%, 08/25/38(a)(b)		100	115,264
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32(a)	GBP	96	130,003
Total Asset-Backed Securities — 0.1% (Cost: $2,356,645)			2,453,233

Shares
Common Stocks
Capital Markets — 0.0%
New Kleo Holdco(c)(d)	8,082	12,144
Security	Shares	Value
Food Products — 0.0%
Lamb Weston Holdings, Inc.	26,401	$ 1,115,706
Health Care Equipment & Supplies — 0.0%
Medline, Inc., Class A(d)	6,612	294,234
Health Care Providers & Services — 0.0%
Quorum Restructuring Equity(c)(d)	19,441	9,721
Life Sciences Tools & Services — 0.1%
IQVIA Holdings, Inc.(d)	7,852	1,339,080
Machinery — 0.0%
United Site Services, Inc.(c)(d)	27,796	201,521
Metals & Mining — 0.2%
Constellium SE, Class A(d)	119,181	2,929,469
Oil, Gas & Consumable Fuels — 0.4%
Energy Transfer LP	273,894	5,286,154
Enterprise Products Partners LP	48,797	1,846,479
		7,132,633
Real Estate Management & Development — 0.0%
ADLER Group SA, VTG Shares(c)(d)	83,768	1
Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd.(d)	1	2
Specialized REITs — 0.3%
VICI Properties, Inc.	182,425	4,983,851
Wireless Telecommunication Services — 0.0%
Altice France Lux 3(d)	56,189	935,223
Total Common Stocks — 1.0% (Cost: $17,043,989)		18,953,585

		Par (000)
Corporate Bonds
Advertising Agencies — 2.6%
Clear Channel Outdoor Holdings, Inc.(e)
7.75%, 04/15/28	USD	1,262	1,267,988
7.50%, 06/01/29		10,414	10,457,947
7.88%, 04/01/30		9,145	9,570,270
7.13%, 02/15/31		4,379	4,587,858
7.50%, 03/15/33		6,539	6,924,788
CMG Media Corp., 8.88%, 06/18/29(e)		1,123	971,022
Lamar Media Corp., 5.38%, 11/01/33(e)		1,138	1,113,788
Neptune Bidco U.S., Inc.(e)
9.29%, 04/15/29		1,889	1,894,248
10.38%, 05/15/31		1,185	1,195,674
9.50%, 02/15/33		2,547	2,471,199
Outfront Media Capital LLC/Outfront Media Capital Corp.(e)
5.00%, 08/15/27		500	498,821
4.25%, 01/15/29		910	877,240
4.63%, 03/15/30		2,301	2,220,065
7.38%, 02/15/31		1,741	1,815,363
Stagwell Global LLC, 5.63%, 08/15/29(e)		553	526,485
Summer BC Holdco B SARL, 5.88%, 02/15/30(a)	EUR	100	99,422
			46,492,178
Aerospace & Defense — 3.6%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(e)	USD	469	477,349

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Aerospace & Defense (continued)
ATI, Inc.
5.88%, 12/01/27	USD	886	$ 885,829
7.25%, 08/15/30		2,612	2,708,563
5.13%, 10/01/31		1,855	1,832,702
Bombardier, Inc.(e)
8.75%, 11/15/30		712	757,242
7.25%, 07/01/31		186	194,913
7.00%, 06/01/32		2,123	2,203,339
6.75%, 06/15/33		2,770	2,860,601
Efesto Bidco SpA Efesto U.S. LLC, Series XR, 7.50%, 02/15/32(e)		8,840	8,795,191
Goat Holdco LLC, 6.75%, 02/01/32(e)		945	950,792
Moog, Inc.(e)
4.25%, 12/15/27		111	110,935
5.50%, 10/15/34		773	775,428
TransDigm, Inc.(e)
6.63%, 03/01/32		13,051	13,310,323
6.00%, 01/15/33		125	124,930
6.38%, 05/31/33		10,715	10,657,871
6.25%, 01/31/34		1,066	1,077,759
6.75%, 01/31/34		9,530	9,654,891
6.13%, 07/31/34		7,358	7,236,905
			64,615,563
Air Freight & Logistics(e) — 0.1%
Rand Parent LLC, 8.50%, 02/15/30		1,223	1,255,440
Stonepeak Nile Parent LLC, 7.25%, 03/15/32		423	439,961
			1,695,401
Automobile Components — 1.7%
American Axle & Manufacturing, Inc.(e)
6.38%, 10/15/32		820	811,589
7.75%, 10/15/33		857	834,288
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/28(e)		7,384	7,455,854
6.75%, 02/15/30(e)		3,708	3,791,430
4.75%, 06/15/31(e)	EUR	2,277	2,584,151
4.75%, 06/15/31(a)		110	124,838
6.75%, 09/15/32(e)	USD	4,802	4,840,416
Cyprium Corp./Cyprium Holdings Luxembourg SARL, 6.13%, 04/15/31(e)		1,242	1,224,385
Dana, Inc.
4.25%, 09/01/30		242	228,945
4.50%, 02/15/32		395	368,615
Forvia SE, 5.50%, 06/15/31(a)	EUR	115	131,606
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(e)	USD	1,354	1,401,966
Goodyear Tire & Rubber Co., 6.63%, 07/15/30		653	638,555
IHO Verwaltungs GmbH(a)(f)
(7.00% Cash or 7.75% PIK), 7.00%, 11/15/31	EUR	100	120,845
(8.75% Cash or 9.50% PIK), 8.75%, 05/15/28		116	137,223
Mahle GmbH, 6.50%, 05/02/31(a)		206	240,758
Qnity Electronics, Inc.(e)
5.75%, 08/15/32	USD	1,533	1,534,826
6.25%, 08/15/33		1,190	1,203,253
Schaeffler AG(a)
4.25%, 04/01/28	EUR	100	114,232
5.38%, 04/01/31		100	116,854
Tenneco, Inc., 8.00%, 11/17/28(e)	USD	2,029	2,021,784
ZF Europe Finance BV(a)
7.00%, 06/12/30	EUR	300	353,715
Security		Par (000)	Value
Automobile Components (continued)
ZF Europe Finance BV(a) (continued)
5.50%, 02/17/32	EUR	100	$ 109,047
ZF North America Capital, Inc., 7.50%, 03/24/31(a)	USD	150	147,347
			30,536,522
Automobiles — 1.7%
Allison Transmission, Inc., 5.88%, 12/01/33(e)		837	831,869
Asbury Automotive Group, Inc., 5.00%, 02/15/32(e)		306	289,786
Aston Martin Capital Holdings Ltd., 10.38%, 03/31/29(a)	GBP	104	105,636
Carvana Co.(e)(f)
(11.00% Cash or 13.00% PIK), 9.00%, 06/01/30	USD	3,641	3,787,770
(9.00% PIK), 9.00%, 06/01/31		7,205	7,790,500
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(e)		1,059	1,095,063
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.50%, 08/15/29(e)		639	635,749
Group 1 Automotive, Inc., 6.38%, 01/15/30(e)		775	780,199
Ken Garff Automotive LLC, 4.88%, 09/15/28(e)		381	374,272
LCM Investments Holdings II LLC(e)
4.88%, 05/01/29		542	527,424
8.25%, 08/01/31		1,197	1,243,378
Lithia Motors, Inc., 5.50%, 10/01/30(e)		948	928,974
Nissan Motor Acceptance Co. LLC, 6.13%, 09/30/30(e)		3,231	3,105,123
Nissan Motor Co. Ltd.
5.25%, 07/17/29(a)	EUR	109	124,714
7.75%, 07/17/32(e)	USD	729	738,182
6.38%, 07/17/33(e)	EUR	795	914,248
6.38%, 07/17/33(a)		100	115,000
8.13%, 07/17/35(e)	USD	5,554	5,714,185
RCI Banque SA(a)
4.25%, 05/23/34	EUR	200	227,362
(5-year EURIBOR ICE Swap + 2.20%), 4.75%, 03/24/37(b)		100	111,877
(5-year EURIBOR ICE Swap + 2.75%), 5.50%, 10/09/34(b)		100	117,153
Renault SA, 3.88%, 09/30/30(a)		100	113,547
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, 10.00%, 01/15/31(e)	USD	1,269	1,233,056
			30,905,067
Banks — 0.6%
Abanca Corp. Bancaria SA, (5-year EURIBOR ICE Swap + 2.45%), 4.63%, 12/11/36(a)(b)	EUR	100	115,607
Banca Monte dei Paschi di Siena SpA, (5-year EURIBOR ICE Swap + 2.15%), 4.38%, 10/02/35(a)(b)		200	229,466
Banco Bilbao Vizcaya Argentaria SA, (5-year EUR Swap + 4.27%), 6.88%(a)(b)(g)		200	241,726
Banco Espirito Santo SA(d)(h)
4.75%, 01/15/22(b)		1,900	483,145
4.00%, 01/21/22		1,100	279,716
CaixaBank SA, (5-year EURIBOR ICE Swap + 3.94%), 6.25%(a)(b)(g)		200	235,193
Eurobank SA, (5-year EURIBOR ICE Swap + 2.00%), 4.25%, 04/30/35(a)(b)		100	113,022
First-Citizens Bank & Trust Co., Series A, 6.00%, 04/01/36	USD	3,261	3,265,560
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35(a)(b)	EUR	175	211,542
Toronto-Dominion Bank, (5-year CMT + 2.98%), 7.25%, 07/31/84(b)	USD	2,605	2,649,858
Walker & Dunlop, Inc., 6.63%, 04/01/33(e)		2,203	2,153,831
			9,978,666
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Biotechnology(e) — 0.4%
BioMarin Pharmaceutical, Inc., 5.50%, 02/15/34	USD	2,126	$ 2,093,167
Genmab AS/Genmab Finance LLC
6.25%, 12/15/32		1,398	1,433,274
7.25%, 12/15/33		3,043	3,185,203
			6,711,644
Building Materials — 2.8%
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/33(e)		1,222	1,261,406
Builders FirstSource, Inc.(e)
6.38%, 03/01/34		819	808,531
6.75%, 05/15/35		3,239	3,235,896
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30(a)	EUR	200	235,302
6.63%, 12/15/30(e)	USD	12,172	12,379,642
6.75%, 07/15/31(e)		850	874,188
HT Troplast GmbH, 9.38%, 07/15/28(a)	EUR	124	145,095
Jeld-Wen, Inc.(e)
4.88%, 12/15/27	USD	2,376	1,611,005
7.00%, 09/01/32		359	167,371
New Enterprise Stone & Lime Co., Inc.(e)
5.25%, 07/15/28		435	428,560
9.75%, 07/15/28		1,074	1,072,913
Quikrete Holdings, Inc.(e)
6.38%, 03/01/32		8,748	8,870,498
6.75%, 03/01/33		2,553	2,592,929
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28(e)		2,209	2,192,340
Standard Building Solutions, Inc.(e)
6.50%, 08/15/32		2,288	2,289,183
6.25%, 08/01/33		3,879	3,835,382
5.88%, 03/15/34		1,964	1,893,667
Standard Industries, Inc., 3.38%, 01/15/31(e)		6,042	5,415,846
Wilsonart LLC, 11.00%, 08/15/32(e)		1,810	1,312,036
			50,621,790
Building Products(e) — 1.1%
QXO Building Products, Inc., 6.75%, 04/30/32		7,352	7,498,974
White Cap Supply Holdings LLC, 7.38%, 11/15/30		11,870	11,513,814
			19,012,788
Capital Markets — 1.4%
Apollo Debt Solutions BDC
5.88%, 08/30/30		894	879,935
6.70%, 07/29/31		296	299,457
6.55%, 03/15/32		1,194	1,198,579
ARES Strategic Income Fund, 5.80%, 09/09/30(e)		1,005	977,250
Bain Capital Specialty Finance, Inc., 5.95%, 03/15/30		315	304,968
Blue Owl Capital Corp., 6.20%, 07/15/30		955	941,199
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(e)		1,162	1,080,789
Focus Financial Partners LLC, 6.75%, 09/15/31(e)		1,412	1,402,323
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27		5,665	5,551,175
9.75%, 01/15/29		876	861,242
4.38%, 02/01/29		1,179	1,006,112
10.00%, 11/15/29(e)		2,228	2,194,910
Jane Street Group/JSG Finance, Inc.(e)
6.13%, 11/01/32		416	411,378
6.75%, 05/01/33		2,784	2,824,557
Lehman Brothers Holdings, Inc.(d)(h)
5.38%, 10/17/17	EUR	350	1,092
Security		Par (000)	Value
Capital Markets (continued)
Lehman Brothers Holdings, Inc.(d)(h) (continued)
Series 1937, 4.75%, 01/16/18	EUR	1,890	$ 5,898
Osaic Holdings, Inc.(e)
6.75%, 08/01/32	USD	2,424	2,424,303
8.00%, 08/01/33		3,551	3,505,555
			25,870,722
Chemicals — 3.6%
Advancion Sciences, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(e)(f)		1,720	1,397,846
Celanese U.S. Holdings LLC
7.00%, 02/15/31		133	136,564
6.75%, 04/15/33		990	1,015,703
7.38%, 02/15/34		1,815	1,859,511
Chemours Co.(e)
5.75%, 11/15/28		4,749	4,702,101
4.63%, 11/15/29		2,162	2,027,427
7.88%, 03/15/34		1,247	1,246,637
Consolidated Energy Finance SA, 5.63%, 10/15/28(e)		450	419,063
FMC Corp.
3.45%, 10/01/29		1,039	928,081
4.50%, 10/01/49		355	219,681
6.38%, 05/18/53		253	190,627
Herens Holdco SARL, 4.75%, 05/15/28(e)		2,279	1,915,272
Ingevity Corp., 3.88%, 11/01/28(e)		494	474,215
Inversion Escrow Issuer LLC, 6.75%, 08/01/32(e)		4,111	3,915,002
Itelyum Regeneration SpA, 5.75%, 04/15/30(a)	EUR	100	114,012
Kronos International, Inc., 9.50%, 03/15/29(a)		270	268,105
Lune Holdings SARL, 5.63%, 11/15/28(a)		125	3,087
Methanex U.S. Operations, Inc., 6.25%, 03/15/32(e)	USD	775	792,876
Olympus Water U.S. Holding Corp.
5.38%, 10/01/29(a)	EUR	100	106,738
6.25%, 10/01/29(e)	USD	400	378,017
7.25%, 06/15/31(e)		3,149	3,075,637
6.13%, 02/15/33(a)	EUR	100	111,101
7.25%, 02/15/33(e)	USD	10,208	9,739,465
Perimeter Holdings LLC, 6.25%, 01/15/34(e)		4,795	4,702,698
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(e)		3,950	3,852,708
Solstice Advanced Materials, Inc., 5.63%, 09/30/33(e)		3,215	3,170,126
WR Grace Holdings LLC(e)
5.63%, 08/15/29		9,656	8,880,811
7.38%, 03/01/31		4,278	4,289,037
6.63%, 08/15/32		2,861	2,787,631
7.00%, 08/01/33		1,600	1,553,880
			64,273,659
Commercial Services & Supplies — 7.1%
ADT Security Corp.(e)
4.88%, 07/15/32		617	576,327
5.88%, 10/15/33		3,440	3,331,673
Albion Financing 1 SARL/Aggreko Holdings, Inc.
5.38%, 05/21/30(a)	EUR	100	115,840
7.00%, 05/21/30(e)	USD	3,437	3,512,741
Allied Universal Holdco LLC, 7.88%, 02/15/31(e)		13,782	14,212,205
Allied Universal Holdco LLC/Allied Universal Finance Corp.(e)
6.00%, 06/01/29		9,600	9,276,257
6.88%, 06/15/30		5,705	5,783,056

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28(e)	USD	5,240	$ 5,118,796
4.88%, 06/01/28(a)	GBP	300	384,267
Amber Finco PLC, 6.63%, 07/15/29(a)	EUR	165	195,708
APCOA Group GmbH, 6.00%, 04/15/31(a)		150	169,798
APi Group DE, Inc., 4.75%, 10/15/29(e)	USD	1,283	1,241,795
Arena Luxembourg Finance SARL, (3-mo. EURIBOR + 2.50%), 4.52%, 05/01/30(a)(b)	EUR	100	115,250
BCP V Modular Services Finance II PLC(a)
4.75%, 11/30/28		200	217,467
6.13%, 11/30/28	GBP	100	123,740
6.50%, 07/10/31	EUR	100	98,208
Boels Topholding BV(a)
6.25%, 02/15/29		107	126,328
5.75%, 05/15/30		100	116,131
Brink’s Co., 6.75%, 06/15/32(e)	USD	724	732,844
Clarivate Science Holdings Corp., 4.88%, 07/01/29(e)		4,464	3,873,351
CompoSecure Holdings LLC, 5.63%, 02/01/33(e)		5,337	5,213,982
Deluxe Corp., 8.13%, 09/15/29(e)		639	663,336
EC Finance PLC, 3.25%, 10/15/26(a)	EUR	109	123,479
FTAI Aviation Investors LLC(e)
5.50%, 05/01/28	USD	7,257	7,254,436
7.88%, 12/01/30		3,338	3,485,523
7.00%, 05/01/31		6,768	6,938,080
7.00%, 06/15/32		2,193	2,248,079
5.88%, 04/15/33		1,813	1,773,818
Garda World Security Corp.(e)
7.75%, 02/15/28		2,366	2,406,854
6.00%, 06/01/29		302	287,451
8.25%, 08/01/32		3,627	3,589,039
8.38%, 11/15/32		11,640	11,647,904
Herc Holdings, Inc.(e)
7.00%, 06/15/30		3,548	3,638,009
5.75%, 03/15/31		779	767,211
7.25%, 06/15/33		1,334	1,367,006
6.00%, 03/15/34		905	874,908
Kapla Holding SAS(a)
5.00%, 04/30/31	EUR	100	113,655
(3-mo. EURIBOR + 3.50%), 5.65%, 07/31/30(b)		100	115,145
La Financiere Atalian SAS, (3.50% Cash and 5.00% PIK), 8.50%, 06/30/28(f)		155	30,617
Loxam SAS(a)
6.38%, 05/15/28		115	135,161
6.38%, 05/31/29		91	107,788
4.25%, 02/15/31		100	112,162
Pachelbel Bidco SpA(a)
7.13%, 05/17/31		100	115,633
(3-mo. EURIBOR + 4.25%), 6.28%, 05/17/31(b)		100	115,100
RR Donnelley & Sons Co., 9.50%, 08/01/29(e)	USD	4,335	4,387,904
Sotheby’s, 7.38%, 10/15/27(e)		6,851	6,818,181
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(e)		978	918,203
United Rentals North America, Inc., 5.38%, 11/15/33(e)		3,632	3,531,683
Verisure Holding AB, 7.13%, 02/01/28(a)	EUR	100	117,542
Veritiv Operating Co., 10.50%, 11/30/30(e)	USD	819	851,144
Wand NewCo 3, Inc., 7.63%, 01/30/32(e)		2,793	2,855,834
Williams Scotsman, Inc.(e)
6.63%, 06/15/29		200	202,249
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Williams Scotsman, Inc.(e) (continued)
6.63%, 04/15/30	USD	1,207	$ 1,226,057
7.38%, 10/01/31		4,405	4,516,790
			127,871,745
Communications Equipment — 0.0%
Viavi Solutions, Inc., 3.75%, 10/01/29(e)		528	495,386
Construction & Engineering — 0.5%
AECOM, 6.00%, 08/01/33(e)		3,570	3,566,078
Arcosa, Inc., 6.88%, 08/15/32(e)		144	147,549
Brand Industrial Services, Inc., 10.38%, 08/01/30(e)		4,295	3,925,255
Heathrow Finance PLC, 6.63%, 03/01/31(a)	GBP	100	131,270
Weekley Homes LLC/Weekley Finance Corp., 6.75%, 01/15/34(e)	USD	884	846,648
			8,616,800
Consumer Finance — 1.9%
Block, Inc.(e)
5.63%, 08/15/30		1,889	1,878,562
6.00%, 08/15/33		4,591	4,515,173
ION Platform Finance SARL(a)
7.88%, 05/01/29	EUR	237	254,501
6.50%, 09/30/30		100	95,794
ION Platform Finance U.S., Inc., 7.88%, 09/30/32(e)	USD	2,172	1,681,184
Navient Corp.
9.38%, 07/25/30		37	36,069
7.88%, 06/15/32		742	661,528
OneMain Finance Corp.
6.63%, 05/15/29		996	996,967
5.38%, 11/15/29		1,200	1,157,176
7.88%, 03/15/30		1,538	1,587,181
6.13%, 05/15/30		1,803	1,763,047
4.00%, 09/15/30		451	407,290
7.50%, 05/15/31		320	321,709
7.13%, 11/15/31		426	422,079
6.75%, 03/15/32		1,693	1,642,612
7.13%, 09/15/32		830	817,431
6.50%, 03/15/33		4,381	4,187,912
6.75%, 09/15/33		3,215	3,082,711
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 5.50%, 05/15/33(a)	EUR	200	217,937
Shift4 Payments, Inc.(e)
6.75%, 08/15/32	USD	3,465	3,407,291
5.50%, 05/15/33	EUR	1,445	1,574,595
WEX, Inc., 6.50%, 03/15/33(e)	USD	3,140	3,075,856
Worldline SA(a)
0.00%, 07/30/26(i)(j)	EUR	10	11,580
0.88%, 06/30/27		100	108,330
			33,904,515
Consumer Staples Distribution & Retail — 1.0%
Albertsons Cos, Inc.(e)
5.50%, 03/31/31	USD	1,217	1,203,214
6.25%, 03/15/33		749	754,022
5.75%, 03/31/34		3,990	3,903,602
Albertsons Cos., Inc., 5.63%, 03/31/32(e)		1,491	1,467,914
B&M European Value Retail SA, 6.50%, 11/27/31(a)	GBP	100	125,045
Bellis Acquisition Co. PLC, 8.13%, 05/14/30(a)		128	156,235
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Consumer Staples Distribution & Retail (continued)
Boots Group Finco LP
5.38%, 08/31/32(e)	EUR	2,960	$ 3,403,950
5.38%, 08/31/32(a)		100	114,998
7.38%, 08/31/32(e)	GBP	865	1,137,040
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(e)	USD	850	884,892
Lion/Polaris Lux Midco SARL, (3-mo. EURIBOR + 3.63%), 5.75%, 07/01/29(a)(b)	EUR	200	230,697
Market Bidco Finco PLC, 6.75%, 01/31/31(a)		105	116,586
Performance Food Group, Inc.(e)
4.25%, 08/01/29	USD	45	43,225
5.63%, 03/01/34		3,708	3,576,338
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(e)		393	378,218
United Natural Foods, Inc., 6.75%, 10/15/28(e)		864	864,681
			18,360,657
Containers & Packaging — 3.6%
Ahlstrom Holding 3 OY, 3.63%, 02/04/28(a)	EUR	109	122,380
Ardagh Group SA
9.50%, 12/01/30(e)	USD	6,274	6,578,348
9.50%, 12/01/30(a)		136	142,714
(4.50% Cash + 7.50% PIK), 12.00%, 12/01/30(a)(f)	EUR	1,370	1,300,143
(5.50% Cash + 6.50% PIK), 12.00%, 12/01/30(e)(f)	USD	3,017	2,535,853
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28(e)		1,508	1,434,221
3.00%, 09/01/29(a)	EUR	464	483,840
4.00%, 09/01/29(e)	USD	9,119	8,350,281
6.25%, 01/30/31(e)		2,540	2,518,189
Ball Corp.
4.25%, 07/01/32	EUR	1,209	1,381,056
5.50%, 09/15/33	USD	845	845,485
Canpack SA/Canpack U.S. LLC, 2.38%, 11/01/27(a)	EUR	700	784,394
Clydesdale Acquisition Holdings, Inc.(e)
6.63%, 04/15/29	USD	2,624	2,576,934
6.88%, 01/15/30		1,246	1,211,078
6.75%, 04/15/32		4,076	3,856,481
Crown Americas LLC, 5.88%, 06/01/33		3,925	3,923,187
Fedrigoni SpA, 6.13%, 06/15/31(a)	EUR	100	106,486
Kleopatra Finco SARL, (6.00% PIK), 6.00%, 01/30/31(f)		81	82,542
LABL, Inc.(e)
5.88%, 11/01/28(d)(h)	USD	376	180,480
9.50%, 11/01/28		2,653	1,273,440
8.63%, 10/01/31(d)(h)		1,593	764,640
Mauser Packaging Solutions Holding Co.(e)
7.88%, 04/15/30		15,657	15,657,000
9.25%, 04/15/30		1,737	1,613,964
OI European Group BV(a)
6.25%, 05/15/28	EUR	100	115,825
5.25%, 06/01/29		100	114,022
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/27(e)	USD	211	211,437
Sappi Papier Holding GmbH, 4.50%, 03/15/32(a)	EUR	115	118,602
Sealed Air Corp.(e)
4.00%, 12/01/27	USD	404	402,989
6.50%, 07/15/32		400	419,584
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, 02/15/31(e)		87	91,230
Silgan Holdings, Inc., 4.25%, 02/15/31(e)	EUR	2,263	2,531,576
Security		Par (000)	Value
Containers & Packaging (continued)
Trivium Packaging Finance BV
6.63%, 07/15/30(a)	EUR	500	$ 580,765
6.63%, 07/15/30(e)		445	516,881
8.25%, 07/15/30(e)	USD	1,385	1,449,102
12.25%, 01/15/31(e)		553	598,738
			64,873,887
Distributors(e) — 0.2%
Gates Corp., 6.88%, 07/01/29		1,519	1,558,553
Resideo Funding, Inc.
4.00%, 09/01/29		290	274,061
6.50%, 07/15/32		2,401	2,365,649
			4,198,263
Diversified REITs — 0.8%
Digital Realty Trust LP, 1.88%, 11/15/29(e)(i)		422	446,742
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(e)		585	552,276
Iron Mountain, Inc.
5.63%, 07/15/32(e)		3,252	3,156,947
6.25%, 01/15/33(e)		677	674,835
4.75%, 01/15/34(e)	EUR	2,800	3,011,504
4.75%, 01/15/34(a)		100	107,554
Millrose Properties, Inc.(e)
6.38%, 08/01/30	USD	2,961	2,960,079
6.25%, 09/15/32		3,485	3,420,903
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30(e)		299	281,232
			14,612,072
Diversified Telecommunication Services — 8.4%
APLD ComputeCo 2 LLC, 6.75%, 03/15/31(e)		4,892	4,856,382
APLD ComputeCo LLC, 9.25%, 12/15/30(e)		2,067	2,129,676
Black Pearl Compute LLC, 6.13%, 02/15/31(e)		5,153	5,244,708
Cipher Compute LLC, 7.13%, 11/15/30(e)		3,021	3,129,844
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(e)		800	840,432
EchoStar Corp.
(6.75% Cash or 6.75% PIK), 6.75%, 11/30/30(f)		11,397	11,508,517
10.75%, 11/30/29		4,613	4,983,719
eircom Finance DAC, 5.00%, 04/30/31(a)	EUR	160	183,705
Eutelsat SA, 1.50%, 10/13/28(a)		100	109,686
Fibercop SpA
4.75%, 06/30/30(a)		102	116,932
5.13%, 06/30/32(a)		100	114,430
6.00%, 09/30/34(e)	USD	4,132	3,930,714
7.20%, 07/18/36(e)		1,468	1,457,386
Series 2033, 6.38%, 11/15/33(e)		803	793,460
Flash Compute LLC, 7.25%, 12/31/30(e)		6,468	6,511,924
Frontier Communications Holdings LLC
5.00%, 05/01/28(e)		345	344,946
6.75%, 05/01/29(e)		611	611,764
5.88%, 11/01/29		910	914,999
6.00%, 01/15/30(e)		1,055	1,061,311
8.75%, 05/15/30(e)		11,428	11,726,111
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(a)	EUR	100	115,875
Level 3 Financing, Inc.(e)
3.63%, 01/15/29	USD	343	321,563
6.88%, 06/30/33		13,566	13,814,205
7.00%, 03/31/34		12,696	12,995,447
8.50%, 01/15/36		12,381	12,918,480
Lorca Telecom Bondco SA, 4.00%, 09/18/27(a)	EUR	26	29,944
Sable International Finance Ltd., 7.13%, 10/15/32(e)	USD	1,804	1,775,331

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
SoftBank Group Corp.(a)
5.38%, 01/08/29	EUR	148	$ 171,730
5.25%, 10/10/29		100	113,693
5.88%, 07/10/31		100	112,588
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31(e)	USD	13,654	13,496,877
Telecom Italia Capital SA, 7.72%, 06/04/38		3,285	3,658,462
Telefonica Emisiones SA, (5-year EURIBOR ICE Swap + 1.84%), 4.38%(a)(b)(g)	EUR	100	111,643
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(e)
6.50%, 02/15/29	USD	408	396,265
Series Feb, 8.63%, 06/15/32		5,138	5,232,980
Windstream Services LLC, 7.50%, 10/15/33(e)		3,602	3,744,825
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(e)		8,910	9,312,349
WULF Compute LLC, 7.75%, 10/15/30(e)		6,755	7,137,873
Zayo Group Holdings, Inc.(e)(f)
(5.75% Cash and 0.50% PIK), 9.25%, 03/09/30		2,073	2,061,176
(7.13% Cash and 1.88% PIK), 13.75%, 09/09/30		2,278	2,127,222
			150,219,174
Electric Utilities — 2.1%
Alpha Generation LLC, 6.75%, 10/15/32(e)		1,671	1,695,451
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
5.63%, 02/15/32(a)	EUR	106	118,431
6.38%, 02/15/32(e)	USD	988	965,350
Constellation Energy Generation LLC, 4.63%, 02/01/29(e)		2,297	2,269,215
ContourGlobal Power Holdings SA
5.00%, 02/28/30(a)	EUR	100	115,579
6.75%, 02/28/30(e)	USD	3,303	3,340,126
4.38%, 07/31/31(a)	EUR	100	109,457
EDP SA, (5-year EUR Swap + 2.38%), 1.88%, 08/02/81(a)(b)		200	229,682
NextEra Energy Capital Holdings, Inc., (5-year CMT + 2.46%), 6.75%, 06/15/54(b)	USD	757	783,142
Public Power Corp. SA(a)
4.25%, 10/31/30	EUR	100	114,238
4.63%, 10/31/31		100	115,135
Talen Energy Supply LLC, 8.63%, 06/01/30(e)	USD	323	338,852
TransAlta Corp., 5.88%, 02/01/34		1,108	1,100,542
Vistra Operations Co. LLC(e)
7.75%, 10/15/31		1,331	1,394,198
6.88%, 04/15/32		2,336	2,417,637
VoltaGrid LLC, 7.38%, 11/01/30(e)		9,824	10,146,316
XPLR Infrastructure Operating Partners LP(e)
8.38%, 01/15/31		5,897	6,207,778
8.63%, 03/15/33		476	502,856
7.75%, 04/15/34		5,590	5,773,084
			37,737,069
Electronic Equipment, Instruments & Components(e) — 0.5%
Sensata Technologies, Inc., 6.63%, 07/15/32		3,536	3,606,663
WESCO Distribution, Inc.
5.25%, 04/15/31		1,210	1,202,777
6.63%, 03/15/32		800	818,824
6.38%, 03/15/33		1,031	1,050,344
Security		Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
WESCO Distribution, Inc. (continued)
5.50%, 04/15/34	USD	1,924	$ 1,894,850
Zebra Technologies Corp., 6.50%, 06/01/32		591	595,028
			9,168,486
Energy Equipment & Services — 1.6%
Archrock Partners LP/Archrock Partners Finance Corp.(e)
6.25%, 04/01/28		560	560,000
6.63%, 09/01/32		3,000	3,058,965
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 02/01/34(e)		2,103	2,082,102
Enerflex, Inc., 6.88%, 01/15/31(e)		199	203,184
Kodiak Gas Services LLC(e)
7.25%, 02/15/29		2,606	2,699,959
5.88%, 04/01/31		3,026	3,040,986
6.50%, 10/01/33		2,268	2,292,499
6.75%, 10/01/35		2,259	2,294,945
Oceaneering International, Inc., 6.00%, 02/01/28		369	370,501
OEG Finance PLC, 7.25%, 09/27/29(a)	EUR	200	238,102
Star Holding LLC, 8.75%, 08/01/31(e)	USD	1,289	1,307,736
Tidewater, Inc., 9.13%, 07/15/30(e)		1,127	1,200,629
USA Compression Partners LP/USA Compression Finance Corp.(e)
7.13%, 03/15/29		1,563	1,599,224
6.25%, 10/01/33		4,181	4,167,851
Weatherford International Ltd., 6.75%, 10/15/33(e)		3,869	3,953,224
			29,069,907
Entertainment — 3.4%
Allwyn Entertainment Financing U.K. PLC(a)
7.25%, 04/30/30	EUR	90	107,537
4.13%, 02/15/31		100	108,752
4.63%, 08/15/31		100	110,778
Banijay Entertainment SAS, 7.00%, 05/01/29(a)		113	133,896
Boyne USA, Inc., 4.75%, 05/15/29(e)	USD	1,615	1,566,544
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 01/15/33(e)		1,199	1,165,520
Caesars Entertainment, Inc.(e)
4.63%, 10/15/29		2,736	2,631,745
7.00%, 02/15/30		6,340	6,418,299
6.50%, 02/15/32		2,991	2,956,179
Churchill Downs, Inc.(e)
5.75%, 04/01/30		565	558,764
6.75%, 05/01/31		13,664	13,920,897
Cinemark USA, Inc., 7.00%, 08/01/32(e)		383	393,528
Cirsa Finance International SARL(a)
6.50%, 03/15/29	EUR	100	117,614
(3-mo. EURIBOR + 3.00%), 5.15%, 10/15/32(b)		100	115,046
Discovery Global Holdings, Inc.
4.28%, 03/15/32	USD	2,378	2,104,530
5.05%, 03/15/42		7,046	4,641,945
Entain PLC, 4.88%, 11/30/31(a)	EUR	100	113,460
Flutter Treasury DAC, 4.00%, 06/04/31(a)		101	112,680
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(e)	USD	2,205	2,151,212
Light & Wonder International, Inc.(e)
7.25%, 11/15/29		241	245,675
7.50%, 09/01/31		474	486,466
6.25%, 10/01/33		1,128	1,105,090
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Entertainment (continued)
Live Nation Entertainment, Inc., 4.75%, 10/15/27(e)	USD	57	$ 56,646
Lottomatica Group SpA(a)
4.88%, 01/31/31	EUR	100	116,498
(3-mo. EURIBOR + 3.25%), 5.26%, 06/01/31(b)		100	115,798
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31(e)	USD	2,000	1,669,143
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(e)		578	560,555
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 04/15/30(e)		1,384	1,416,842
Motion Bondco DAC, 6.63%, 11/15/27(e)		687	657,609
Odeon Finco PLC, 12.75%, 11/01/27(e)		1,008	1,037,564
Pinewood Finco PLC(a)
3.63%, 11/15/27	GBP	100	127,694
6.00%, 03/27/30		181	233,727
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(e)
5.63%, 09/01/29	USD	1,188	724,680
5.88%, 09/01/31		262	144,100
Rivers Enterprise Borrower LLC, 6.25%, 10/15/30(e)		807	804,963
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(e)		903	896,202
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30(e)		1,917	1,649,142
Six Flags Entertainment Corp/Canada’s Wonderland Co/Millennium Operations LLC, 8.63%, 01/15/32(e)		585	585,944
Starz Capital Holdings 1, Inc., 6.00%, 04/15/30(e)		1,076	987,230
Vail Resorts, Inc., 5.63%, 07/15/30(e)		1,122	1,112,718
Voyager Parent LLC, 9.25%, 07/01/32(e)		1,652	1,715,130
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(e)
5.13%, 10/01/29		1,064	1,050,244
7.13%, 02/15/31		3,127	3,277,862
6.25%, 03/15/33		252	249,379
			60,455,827
Environmental, Maintenance & Security Service — 1.2%
Biffa Group Holdings Ltd.(a)
5.25%, 06/15/31	EUR	100	111,815
7.38%, 06/15/31	GBP	100	129,249
GFL Environmental Holdings U.S., Inc., 5.50%, 02/01/34(e)	USD	4,625	4,536,181
GFL Environmental, Inc., 6.75%, 01/15/31(e)		109	112,796
Luna 15 SARL(f)
(10.50% PIK), 10.50%, 07/01/32(e)	EUR	585	716,743
(10.50% PIK), 10.50%, 07/01/32(a)		100	122,520
Madison IAQ LLC, 5.88%, 06/30/29(e)	USD	5,074	4,975,867
Paprec Holding SA, 4.13%, 07/15/30(a)	EUR	100	113,347
Reworld Holding Corp., 4.88%, 12/01/29(e)	USD	3,559	3,336,423
Waste Pro USA, Inc., 7.00%, 02/01/33(e)		7,359	7,441,796
			21,596,737
Financial Services — 3.0%
Azorra Finance Ltd.(e)
7.75%, 04/15/30		2,259	2,328,396
7.25%, 01/15/31		1,433	1,446,886
6.25%, 02/15/34		722	671,051
Bracken MidCo1 PLC, (6.75% Cash or 7.50% PIK), 6.75%, 11/01/27(a)(f)	GBP	100	130,643
CrossCountry Intermediate HoldCo LLC(e)
6.50%, 10/01/30	USD	446	425,100
6.75%, 12/01/32		426	400,845
Security		Par (000)	Value
Financial Services (continued)
Deutsche Bank AG, (5-year EURIBOR ICE Swap + 5.26%), 8.13%(a)(b)(g)	EUR	200	$ 242,753
Freedom Mortgage Holdings LLC(e)
6.88%, 05/01/31	USD	1,178	1,101,322
9.13%, 05/15/31		1,542	1,567,443
8.38%, 04/01/32		184	181,000
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28(a)	EUR	185	215,054
GGAM Finance Ltd.(e)
8.00%, 06/15/28	USD	442	458,733
6.88%, 04/15/29		1,248	1,275,762
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(e)		1,913	1,941,121
Intrum Investments And Financing AB, 8.00%, 09/11/27(a)	EUR	103	118,353
Lehman Brothers Holdings, Inc., 0.00%, 02/05/18(d)(h)		3,950	12,327
Midcap Financial Issuer Trust(e)
6.50%, 05/01/28	USD	2,631	2,553,080
5.63%, 01/15/30		1,400	1,304,604
PennyMac Financial Services, Inc.(e)
7.88%, 12/15/29		981	1,003,530
7.13%, 11/15/30		777	772,163
6.88%, 05/15/32		2,461	2,374,846
6.75%, 02/15/34		1,306	1,222,205
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30(e)		4,544	4,572,582
PRA Group Europe Holding II SARL, 6.25%, 09/30/32(a)	EUR	154	168,352
Progroup AG, 5.38%, 04/15/31(a)		100	113,139
ProGroup AG, 5.13%, 04/15/29(a)		100	115,119
Rocket Cos., Inc.(e)
6.50%, 08/01/29	USD	2,646	2,675,782
6.13%, 08/01/30		8,339	8,415,944
7.13%, 02/01/32		4,695	4,839,291
6.38%, 08/01/33		6,376	6,444,504
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(e)
3.88%, 03/01/31		225	207,625
4.00%, 10/15/33		142	127,284
Stena International SA, 7.25%, 01/15/31(e)		200	202,106
Titanium 2l Bondco SARL, (6.25% PIK), 6.25%, 01/14/31(f)	EUR	548	91,894
UWM Holdings LLC(e)
6.63%, 02/01/30	USD	1,662	1,567,552
6.25%, 03/15/31		2,650	2,413,317
			53,701,708
Food Products — 1.5%
B&G Foods, Inc., 8.00%, 09/15/28(e)		452	445,087
Chobani Holdco II LLC, (8.75% in Cash or 9.50% in PIK), 8.75%, 10/01/29(e)(f)		10,152	10,800,488
Chobani LLC/Chobani Finance Corp., Inc., 7.63%, 07/01/29(e)		5,460	5,579,339
Darling Global Finance BV
4.50%, 07/15/32(e)	EUR	1,469	1,689,561
4.50%, 07/15/32(a)		100	115,014
Elior Group SA, 5.63%, 03/15/30(a)		213	248,485
Fiesta Purchaser, Inc.(e)
7.88%, 03/01/31	USD	104	105,879
9.63%, 09/15/32		750	763,853
Froneri Lux FinCo SARL, 4.75%, 08/01/32(a)	EUR	300	327,554
Irca SpA, (3-mo. EURIBOR + 3.75%), 5.90%, 12/15/29(a)(b)		104	120,399
Post Holdings, Inc.(e)
4.50%, 09/15/31	USD	215	199,910
6.38%, 03/01/33		331	326,082

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Food Products (continued)
Post Holdings, Inc.(e) (continued)
6.25%, 10/15/34	USD	2,181	$ 2,135,649
6.50%, 03/15/36		3,293	3,224,904
Premier Foods Finance PLC, 3.50%, 10/15/26(a)	GBP	100	130,892
Tereos Finance Groupe I SA, 7.25%, 04/15/28(a)	EUR	100	116,455
			26,329,551
Ground Transportation — 0.1%
Watco Cos. LLC/Watco Finance Corp., 7.13%, 08/01/32(e)	USD	1,136	1,166,689
Health Care Equipment & Supplies — 1.0%
Avantor Funding, Inc., 3.88%, 07/15/28(a)	EUR	100	114,608
Bausch & Lomb Corp., 8.38%, 10/01/28(e)	USD	8,332	8,602,790
Hologic, Inc., 3.25%, 02/15/29(e)		79	78,863
Insulet Corp., 6.50%, 04/01/33(e)		1,080	1,102,358
Medline Borrower LP, 5.25%, 10/01/29(e)		7,075	7,012,693
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29(e)		111	113,107
Neogen Food Safety Corp., 8.63%, 07/20/30(e)		899	944,241
			17,968,660
Health Care Providers & Services — 3.7%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33(e)		1,017	1,041,229
AHP Health Partners, Inc., 5.75%, 07/15/29(e)		3,138	3,103,242
CHS/Community Health Systems, Inc.(e)
5.25%, 05/15/30		4,324	4,075,294
4.75%, 02/15/31		2,635	2,429,269
10.88%, 01/15/32		2,613	2,803,386
9.75%, 01/15/34		11,539	11,975,960
Clariane SE, 7.88%, 06/27/30(a)	EUR	100	119,594
Concentra Health Services, Inc., 6.88%, 07/15/32(e)	USD	2,252	2,328,262
DaVita, Inc.(e)
6.88%, 09/01/32		287	294,011
6.75%, 07/15/33		209	212,585
Ephios Subco 3 SARL, 7.88%, 01/31/31(a)	EUR	118	142,838
Fortrea Holdings, Inc., 7.50%, 07/01/30(e)	USD	423	400,877
Gruppo San Donato SPA, 6.50%, 10/31/31(a)	EUR	100	112,117
HAH Group Holding Co. LLC, 9.75%, 10/01/31(e)	USD	1,616	1,415,720
IQVIA, Inc., 6.25%, 06/01/32(e)		4,182	4,246,783
LifePoint Health, Inc.(e)
9.88%, 08/15/30		231	244,285
11.00%, 10/15/30		2,170	2,333,770
8.38%, 02/15/32		4,599	4,911,373
10.00%, 06/01/32		2,098	2,142,541
Mehilainen Yhtiot OYJ, 5.13%, 06/30/32(a)	EUR	100	115,183
Molina Healthcare, Inc.(e)
3.88%, 11/15/30	USD	800	715,224
6.50%, 02/15/31		2,771	2,724,185
6.25%, 01/15/33		450	436,316
Prime Healthcare Services, Inc., 9.38%, 09/01/29(e)		390	404,430
Sotera Health Holdings LLC, 7.38%, 06/01/31(e)		1,776	1,834,560
Star Parent, Inc., 9.00%, 10/01/30(e)		2,752	2,851,075
Surgery Center Holdings, Inc., 7.25%, 04/15/32(e)		8,052	7,908,459
Tenet Healthcare Corp.(e)
5.50%, 11/15/32		782	774,787
6.00%, 11/15/33		1,080	1,092,794
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(e)		3,184	3,075,898
			66,266,047
Health Care REITs — 0.5%
Diversified Healthcare Trust, 7.25%, 10/15/30(e)		729	735,264
MPT Operating Partnership LP/MPT Finance Corp.
0.99%, 10/15/26	EUR	100	110,628
Security		Par (000)	Value
Health Care REITs (continued)
MPT Operating Partnership LP/MPT Finance Corp. (continued)
7.00%, 02/15/32(e)	EUR	1,425	$ 1,620,924
7.00%, 02/15/32(a)		152	172,899
8.50%, 02/15/32(e)	USD	7,003	7,099,725
			9,739,440
Hotel & Resort REITs — 1.5%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(e)		1,878	1,900,994
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(e)		606	607,099
RHP Hotel Properties LP/RHP Finance Corp.(e)
6.50%, 04/01/32		4,515	4,596,794
6.50%, 06/15/33		2,913	2,966,238
5.75%, 03/15/34		3,082	3,041,483
RLJ Lodging Trust LP, 4.00%, 09/15/29(e)		749	701,503
Service Properties Trust
0.00%, 09/30/28(e)(j)		1,934	1,759,544
8.63%, 11/15/31(e)		8,565	8,944,618
8.88%, 06/15/32		1,821	1,804,863
XHR LP, 6.63%, 05/15/30(e)		592	597,686
			26,920,822
Hotels, Restaurants & Leisure — 1.8%
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., 5.63%, 09/15/29(e)		630	631,372
Essendi SA(a)
5.50%, 11/15/31	EUR	108	122,052
(3-mo. EURIBOR + 3.75%), 5.73%, 05/15/32(b)		100	114,625
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(e)
4.63%, 01/15/29	USD	5,841	5,582,403
6.75%, 01/15/30		1,093	1,020,919
Hilton Domestic Operating Co., Inc.(e)
5.75%, 09/15/33		798	794,397
5.50%, 03/31/34		2,282	2,229,461
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(e)		1,446	1,069,556
Melco Resorts Finance Ltd.(e)
5.63%, 07/17/27		200	198,130
5.75%, 07/21/28		600	589,158
5.38%, 12/04/29		3,339	3,201,266
7.63%, 04/17/32		1,534	1,557,371
6.50%, 09/24/33		270	259,046
MGM China Holdings Ltd., 7.13%, 06/26/31(e)		474	483,717
MGM Resorts International, 6.13%, 09/15/29		1,648	1,657,764
Station Casinos LLC(e)
4.63%, 12/01/31		1,872	1,747,868
6.63%, 03/15/32		755	757,929
Wyndham Hotels & Resorts, Inc., 5.63%, 03/01/33(e)		894	879,675
Wynn Macau Ltd.(e)
5.50%, 10/01/27		200	197,922
5.63%, 08/26/28		7,034	6,914,158
4.50%, 03/07/29(i)		200	199,100
5.13%, 12/15/29		1,358	1,298,316
			31,506,205
Household Durables — 1.4%
Ashton Woods USA LLC/Ashton Woods Finance Co.(e)
4.63%, 04/01/30		636	590,291
6.88%, 08/01/33		1,411	1,361,242
Beazer Homes USA, Inc., 5.88%, 10/15/27		306	304,519
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29(e)		2,169	2,057,938
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Household Durables (continued)
Century Communities, Inc., 6.63%, 09/15/33(e)	USD	947	$ 927,725
Dream Finders Homes, Inc., 8.25%, 08/15/28(e)		607	616,769
Empire Communities Corp., 9.75%, 05/01/29(e)		257	258,052
Installed Building Products, Inc., 5.63%, 02/01/34(e)		1,836	1,791,562
K Hovnanian Enterprises, Inc.(e)
8.00%, 04/01/31		2,305	2,278,919
8.38%, 10/01/33		2,224	2,199,297
LGI Homes, Inc.(e)
8.75%, 12/15/28		453	463,479
7.00%, 11/15/32		1,305	1,210,032
Mattamy Group Corp., 6.00%, 12/15/33(e)		1,070	1,004,788
Meritage Homes Corp., 1.75%, 05/15/28(i)		2,135	2,056,005
Newell Brands, Inc.
8.50%, 06/01/28(e)		1,642	1,694,872
6.63%, 09/15/29		287	280,136
6.38%, 05/15/30		480	460,759
6.63%, 05/15/32		633	605,771
Risewell Homes, Inc.(e)
9.25%, 10/01/29		1,145	1,156,618
8.50%, 11/01/30		301	294,324
Scotts Miracle-Gro Co.
4.50%, 10/15/29		229	223,864
4.38%, 02/01/32		1,696	1,584,002
Somnigroup International, Inc., 3.88%, 10/15/31(e)		1,434	1,303,726
STL Holding Co. LLC, 8.75%, 02/15/29(e)		618	638,477
Taylor Morrison Communities, Inc., 5.75%, 11/15/32(e)		421	421,368
			25,784,535
Independent Power and Renewable Electricity Producers(e) — 1.7%
Lightning Power LLC, 7.25%, 08/15/32		609	633,042
NRG Energy, Inc.
5.75%, 07/15/29		1,231	1,229,160
6.00%, 02/01/33		5,498	5,499,402
5.75%, 01/15/34		3,288	3,243,363
6.25%, 11/01/34		2,648	2,669,110
6.00%, 01/15/36		12,425	12,312,021
Vistra Corp., (5-year CMT + 6.93%), 8.00%(b)(g)		994	1,004,536
XPLR Infrastructure LP, 2.50%, 06/15/26(i)		4,274	4,231,260
			30,821,894
Industrial Conglomerates — 0.3%
Amsted Industries, Inc., 6.38%, 03/15/33(e)		1,984	1,993,821
Avient Corp., 6.25%, 11/01/31(e)		927	933,474
Axon Enterprise, Inc., 6.25%, 03/15/33(e)		630	643,070
Enpro, Inc., 6.13%, 06/01/33(e)		876	886,044
Maxam Prill SARL, 6.00%, 07/15/30(a)	EUR	255	291,280
			4,747,689
Insurance — 8.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer(e)
6.75%, 10/15/27	USD	974	973,258
6.75%, 04/15/28		1,904	1,914,377
5.88%, 11/01/29		6,233	6,030,610
7.00%, 01/15/31		6,196	6,248,741
6.50%, 10/01/31		279	273,963
7.38%, 10/01/32		9,398	9,308,260
AmWINS Group, Inc., 4.88%, 06/30/29(e)		878	841,092
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc., 7.50%, 07/15/33(e)		2,855	2,707,503
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/29(e)		1,293	1,169,221
Security		Par (000)	Value
Insurance (continued)
Ardonagh Finco Ltd.
6.88%, 02/15/31(a)	EUR	1,732	$ 1,988,123
7.75%, 02/15/31(e)	USD	9,524	9,635,593
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(e)		9,536	9,343,015
Asurion LLC/Asurion Co-Issuer, Inc.(e)
8.00%, 12/31/32		5,547	5,754,724
8.38%, 02/01/34		6,088	5,910,610
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC(e)
7.25%, 02/15/31		10,535	10,623,715
8.13%, 02/15/32		4,757	4,457,070
HUB International Ltd.(e)
7.25%, 06/15/30		17,374	17,797,995
7.38%, 01/31/32		26,926	27,463,524
Jones Deslauriers Insurance Management, Inc.(e)
8.50%, 03/15/30		2,854	2,900,886
6.88%, 10/01/33		2,626	2,402,317
Panther Escrow Issuer LLC, 7.13%, 06/01/31(e)		17,160	17,217,640
Unipol Assicurazioni SpA, 4.90%, 05/23/34(a)	EUR	100	118,189
USI, Inc., 7.50%, 01/15/32(e)	USD	3,839	3,889,517
			148,969,943
Interactive Media & Services — 2.5%
Beignet Investor LLC, 6.58%, 05/30/49(e)		35,500	36,499,543
iliad SA(a)
5.63%, 02/15/30	EUR	100	121,012
4.25%, 01/09/32		100	113,185
ION Platform Finance U.S., Inc./ION Platform Finance SARL(e)
4.63%, 05/01/28	USD	244	227,534
5.00%, 05/01/28		2,825	2,638,683
8.75%, 05/01/29		782	727,225
Snap, Inc.(e)
6.88%, 03/01/33		2,518	2,377,672
6.88%, 03/15/34		2,159	2,030,688
			44,735,542
Internet Software & Services(e) — 0.7%
Getty Images, Inc.
11.25%, 02/21/30		931	838,449
10.50%, 11/15/30		631	565,893
Match Group Holdings II LLC
4.63%, 06/01/28		2,875	2,810,703
4.13%, 08/01/30		872	808,110
3.63%, 10/01/31		723	642,809
6.13%, 09/15/33		2,195	2,133,130
Rakuten Group, Inc.
11.25%, 02/15/27		1,472	1,523,545
9.75%, 04/15/29		2,926	3,117,940
			12,440,579
IT Services — 1.1%
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30(a)	EUR	162	177,443
Amentum Holdings, Inc., 7.25%, 08/01/32(e)	USD	438	453,247
Atos SE, 9.73%, 12/18/29(a)(k)	EUR	185	240,776
CACI International, Inc., 6.38%, 06/15/33(e)	USD	2,771	2,820,673
Cedacri SpA, (3-mo. EURIBOR + 5.50%), 7.48%, 05/15/28(a)(b)	EUR	100	112,494
CoreWeave, Inc., 9.25%, 06/01/30(e)	USD	2,924	2,841,132
Fair Isaac Corp., 6.00%, 05/15/33(e)		6,528	6,405,413
Fortress Intermediate 3, Inc., 7.50%, 06/01/31(e)		2,502	2,486,609

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
IT Services (continued)
KBR, Inc., 4.75%, 09/30/28(e)	USD	1,213	$ 1,186,102
Science Applications International Corp., 5.88%, 11/01/33(e)		2,280	2,224,991
			18,948,880
Leisure Products — 1.8%
Acushnet Co., 5.63%, 12/01/33(e)		557	552,690
Carnival Corp.(e)
5.88%, 06/15/31		2,011	2,035,717
5.75%, 08/01/32		1,146	1,145,627
6.13%, 02/15/33		5,009	5,059,215
Carnival PLC, 4.13%, 07/15/31(e)	EUR	1,209	1,360,587
Deuce Finco PLC, 7.00%, 11/20/31(a)	GBP	100	130,338
Dometic Group AB, 5.00%, 09/11/30(a)	EUR	100	110,352
Lindblad Expeditions LLC, 7.00%, 09/15/30(e)	USD	2,701	2,757,697
NCL Corp. Ltd.(e)
5.88%, 01/15/31		1,830	1,777,965
6.75%, 02/01/32		746	740,340
6.25%, 09/15/33		3,579	3,472,841
Pinnacle Bidco PLC(a)
8.25%, 10/11/28	EUR	100	119,320
10.00%, 10/11/28	GBP	100	137,261
Sabre Financial Borrower LLC, 11.13%, 06/15/29(e)	USD	5,180	5,300,813
TUI AG, 5.88%, 03/15/29(a)	EUR	120	138,199
TUI Cruises GmbH, 5.00%, 05/15/30(a)		106	119,266
Viking Cruises Ltd.(e)
7.00%, 02/15/29	USD	269	269,495
9.13%, 07/15/31		3,246	3,424,352
5.88%, 10/15/33		3,976	3,925,552
			32,577,627
Machinery — 1.0%
Chart Industries, Inc.(e)
7.50%, 01/01/30		2,959	3,074,126
9.50%, 01/01/31		537	564,116
Columbus McKinnon Corp., 7.13%, 02/01/33(e)		1,625	1,624,253
Esab Corp., 5.63%, 04/01/31(e)		3,204	3,226,460
GrafTech Global Enterprises, Inc., 9.88%, 12/23/29(e)		646	412,598
IMA Industria Macchine Automatiche SpA(a)
3.75%, 01/15/28	EUR	100	113,514
(3-mo. EURIBOR + 3.75%), 5.77%, 04/15/29(b)		200	231,198
King U.S. Bidco, Inc., (3-mo. EURIBOR + 3.25%), 5.31%, 12/01/32(a)(b)		100	115,018
Lsf12 Helix Parent LLC, 7.13%, 02/01/33(e)	USD	3,697	3,558,015
Manitowoc Co., Inc., 9.25%, 10/01/31(e)		1,330	1,388,890
Terex Corp.(e)
5.00%, 05/15/29		130	128,077
6.25%, 10/15/32		773	778,039
TK Elevator Midco GmbH, 4.38%, 07/15/27(a)	EUR	188	216,562
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(e)	USD	1,755	1,750,412
			17,181,278
Media — 6.0%
Block Communications, Inc., 10.25%, 03/01/31(e)		504	461,130
Cable One, Inc., 1.13%, 03/15/28(i)		2,038	1,532,576
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/29(e)		91	89,749
4.75%, 03/01/30(e)		553	524,727
4.25%, 02/01/31(e)		6,365	5,801,409
4.75%, 02/01/32(e)		6,360	5,750,502
4.50%, 05/01/32		300	267,981
7.00%, 02/01/33(e)		3,914	3,924,780
4.50%, 06/01/33(e)		1,944	1,692,492
Security		Par (000)	Value
Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. (continued)
7.38%, 02/01/36(e)	USD	8,700	$ 8,663,866
CSC Holdings LLC(e)
5.50%, 04/15/27		1,606	1,393,035
5.38%, 02/01/28		2,028	1,499,810
11.25%, 05/15/28		5,767	4,712,469
11.75%, 01/31/29		2,065	1,493,294
Directv Financing LLC, 8.88%, 02/01/30(e)		5,183	5,171,469
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(e)
5.88%, 08/15/27		2,201	2,198,681
10.00%, 02/15/31		3,174	3,240,112
Discovery Communications LLC, 3.95%, 03/20/28		1,292	1,265,772
DISH DBS Corp.(e)
5.25%, 12/01/26		4,217	4,180,832
5.75%, 12/01/28		5,745	5,556,521
DISH Network Corp., 11.75%, 11/15/27(e)		7,733	7,966,885
Gray Media, Inc.(e)
10.50%, 07/15/29		1,933	2,054,103
9.63%, 07/15/32		4,148	4,147,737
7.25%, 08/15/33		4,030	4,060,914
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(e)		2,930	1,954,854
Midcontinent Communications, 8.00%, 08/15/32(e)		884	823,313
Sinclair Television Group, Inc., 8.13%, 02/15/33(e)		4,778	4,857,148
Sirius XM Radio LLC(e)
5.00%, 08/01/27		4,927	4,920,122
4.00%, 07/15/28		381	367,764
Sunrise FinCo I BV
4.88%, 07/15/31(e)		1,470	1,399,499
4.63%, 05/15/32(a)	EUR	100	112,937
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(e)	USD	2,000	1,962,625
Univision Communications, Inc.(e)
8.00%, 08/15/28		5,434	5,515,467
8.50%, 07/31/31		2,416	2,427,790
9.38%, 08/01/32		1,684	1,735,556
Versant Media Group, Inc., 7.25%, 01/30/31(e)		662	677,492
Virgin Media O2 Vendor Financing Notes V DAC, 7.88%, 03/15/32(a)	GBP	100	117,247
Virgin Media Secured Finance PLC(a)
4.25%, 01/15/30		100	116,959
4.13%, 08/15/30		100	114,665
VZ Secured Financing BV
5.00%, 01/15/32(e)	USD	322	276,017
5.25%, 01/15/33(a)	EUR	400	426,236
Ziggo Bond Co. BV, 5.13%, 02/28/30(e)	USD	897	769,702
Ziggo BV, 4.88%, 01/15/30(e)		2,174	2,030,264
			108,256,503
Metals & Mining — 3.7%
Aris Mining Corp., 8.00%, 10/31/29(e)		362	373,132
Arsenal AIC Parent LLC(e)
8.00%, 10/01/30		1,592	1,657,538
11.50%, 10/01/31		4,744	5,125,901
Carpenter Technology Corp., 5.63%, 03/01/34(e)		1,479	1,465,377
Cleveland-Cliffs, Inc., 6.88%, 11/01/29(e)		2,902	2,901,740
Commercial Metals Co.(e)
5.75%, 11/15/33		2,271	2,247,124
6.00%, 12/15/35		2,341	2,307,864
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Metals & Mining (continued)
Constellium SE(e)
5.63%, 06/15/28	USD	5,540	$ 5,512,686
3.75%, 04/15/29		2,133	2,034,379
6.38%, 08/15/32		2,341	2,366,376
ERO Copper Corp., 6.50%, 02/15/30(e)		2,568	2,542,038
First Quantum Minerals Ltd.(e)
8.00%, 03/01/33		865	893,692
7.25%, 02/15/34		2,022	2,047,113
6.38%, 02/15/36		4,720	4,516,120
Kaiser Aluminum Corp.(e)
4.50%, 06/01/31		4,982	4,706,678
5.88%, 03/01/34		3,229	3,170,452
New Gold, Inc., 6.88%, 04/01/32(e)		2,700	2,790,607
Novelis Corp.(e)
4.75%, 01/30/30		5,807	5,473,097
6.88%, 01/30/30		3,539	3,569,687
3.88%, 08/15/31		4,389	3,909,061
6.38%, 08/15/33		5,112	5,014,323
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(a)	EUR	1,029	1,128,576
Vallourec SACA, 7.50%, 04/15/32(e)	USD	1,440	1,509,139
			67,262,700
Mortgage Real Estate Investment Trusts (REITs)(e) — 0.4%
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27		1,284	1,261,999
Starwood Property Trust, Inc.
7.25%, 04/01/29		879	905,044
6.00%, 04/15/30		442	441,143
6.50%, 07/01/30		633	646,463
6.50%, 10/15/30		3,129	3,173,476
			6,428,125
Multi-Utilities — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.50%, 06/01/30(e)		672	711,928
Oil, Gas & Consumable Fuels — 10.0%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(e)		1,728	1,802,243
Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, 02/01/32(e)		1,514	1,547,367
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(e)
9.00%, 11/01/27		963	1,124,293
5.88%, 06/30/29		1,254	1,252,839
6.63%, 07/15/33		2,061	2,096,391
Azule Energy Finance PLC, 8.25%, 01/22/31(e)		200	201,908
Blue Racer Midstream LLC/Blue Racer Finance Corp.(e)
7.00%, 07/15/29		1,140	1,177,700
7.25%, 07/15/32		1,418	1,472,994
Breakwater Energy Holdings SARL
9.25%, 11/15/30(e)		1,500	1,575,276
9.25%, 11/15/30(a)		250	262,546
Buckeye Partners LP
6.88%, 07/01/29(e)		103	106,011
6.75%, 02/01/30(e)		386	398,356
5.85%, 11/15/43		816	738,564
5.60%, 10/15/44		553	484,855
California Resources Corp., 7.00%, 01/15/34(e)		779	785,358
Caturus Energy LLC, 8.50%, 02/15/30(e)		4,561	4,732,562
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(a)	GBP	224	301,414
Chord Energy Corp., 6.75%, 03/15/33(e)	USD	601	620,498
CITGO Petroleum Corp., 8.38%, 01/15/29(e)		2,678	2,765,528
CNX Midstream Partners LP, 4.75%, 04/15/30(e)		520	494,386
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
CNX Resources Corp.(e)
7.25%, 03/01/32	USD	479	$ 493,588
5.88%, 03/01/34		1,809	1,761,743
Comstock Resources, Inc.(e)
6.75%, 03/01/29		6,247	6,166,773
5.88%, 01/15/30		59	57,087
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(e)		9,174	8,946,876
Crescent Energy Finance LLC(e)
7.75%, 07/31/29		1,483	1,494,122
9.75%, 10/15/30		764	817,480
7.63%, 04/01/32		2,616	2,654,793
7.38%, 01/15/33		1,402	1,401,648
8.38%, 01/15/34		1,176	1,229,390
CVR Energy, Inc.(e)
7.50%, 02/15/31		787	792,877
7.88%, 02/15/34		531	532,861
DBR Land Holdings LLC, 6.25%, 12/01/30(e)		907	918,328
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.38%, 06/30/33(e)		2,180	2,198,022
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(e)		695	734,227
Enbridge, Inc.(b)
(5-year CMT + 2.97%), 7.20%, 06/27/54		810	851,928
(5-year CMT + 3.12%), 7.38%, 03/15/55		1,104	1,159,787
Energean PLC, 5.63%, 05/12/31(a)	EUR	107	120,327
Energy Transfer LP(b)
(5-year CMT + 2.83%), 7.13%, 10/01/54	USD	1,564	1,588,505
(5-year CMT + 4.02%), 8.00%, 05/15/54		4,561	4,777,164
Series H, (5-year CMT + 5.69%), 6.50%(g)		2,085	2,080,816
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 05/15/33		505	521,812
6.75%, 03/15/34		3,346	3,330,192
Global Partners LP/GLP Finance Corp., 7.13%, 07/01/33(e)		685	690,592
Gulfport Energy Operating Corp., 6.75%, 09/01/29(e)		773	790,563
Harvest Midstream I LP, 7.50%, 05/15/32(e)		502	511,676
Hilcorp Energy I LP/Hilcorp Finance Co.(e)
6.25%, 11/01/28		427	427,856
5.75%, 02/01/29		957	943,613
6.00%, 04/15/30		130	126,537
6.25%, 04/15/32		95	91,944
8.38%, 11/01/33		2,180	2,274,464
6.88%, 05/15/34		1,755	1,714,618
7.25%, 02/15/35		408	406,741
Howard Midstream Energy Partners LLC(e)
7.38%, 07/15/32		673	695,914
6.63%, 01/15/34		1,684	1,690,403
Infinity Natural Resources LLC, 7.63%, 04/01/31(e)		1,235	1,241,521
Ithaca Energy North Sea PLC, 5.50%, 10/01/31(a)	EUR	100	115,607
ITT Holdings LLC, 6.50%, 08/01/29(e)	USD	4,191	4,075,069
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(e)		740	761,569
Matador Resources Co.(e)
6.50%, 04/15/32		1,546	1,562,836
6.00%, 04/15/34		1,583	1,572,991
Murphy Oil Corp., 5.88%, 12/01/42		141	119,649
Nabors Industries, Inc., 7.63%, 11/15/32(e)		941	963,252
NGL Energy Operating LLC/NGL Energy Finance Corp.(e)
8.13%, 02/15/29		1,248	1,285,625
8.38%, 02/15/32		4,811	4,957,947
Noble Finance II LLC, 8.00%, 04/15/30(e)		776	798,959

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Northern Oil & Gas, Inc., 7.88%, 10/15/33(e)	USD	1,963	$ 2,031,024
Northriver Midstream Finance LP, 6.75%, 07/15/32(e)		873	875,576
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(e)		809	830,772
Permian Resources Operating LLC, 6.25%, 02/01/33(e)		3,946	4,019,538
Prairie Acquiror LP, 9.00%, 08/01/29(e)		984	1,016,458
SM Energy Co.(e)
8.75%, 07/01/31		649	678,394
6.63%, 04/15/34		3,613	3,602,792
Sunoco LP(e)
5.63%, 03/15/31		675	671,904
6.63%, 08/15/32		1,999	2,030,318
6.25%, 07/01/33		1,079	1,083,701
5.88%, 03/15/34		685	677,433
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(e)
5.50%, 01/15/28		1,497	1,484,336
7.38%, 02/15/29		3,714	3,820,729
6.00%, 09/01/31		522	515,120
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(e)		1,102	1,077,483
TransMontaigne Partners LLC, 8.50%, 06/15/30(e)		305	308,337
Transocean International Ltd.(e)
8.25%, 05/15/29		430	444,299
8.75%, 02/15/30		349	363,339
8.50%, 05/15/31		1,583	1,660,247
7.88%, 10/15/32		1,548	1,654,038
Valaris Ltd., 8.38%, 04/30/30(e)		1,187	1,229,959
Venture Global LNG, Inc.(e)
9.50%, 02/01/29		9,399	10,163,086
8.38%, 06/01/31		4,970	5,168,677
9.88%, 02/01/32		7,426	7,975,435
Venture Global Plaquemines LNG LLC(e)
6.13%, 12/15/30		4,395	4,519,932
7.50%, 05/01/33		1,676	1,842,266
6.50%, 01/15/34		6,882	7,174,102
7.75%, 05/01/35		3,847	4,311,633
6.75%, 01/15/36		7,881	8,347,177
Vital Energy, Inc., 7.88%, 04/15/32(e)		1,528	1,561,092
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(e)		1,935	1,960,674
Wintershall Dea Finance 2 BV, (5-year EURIBOR ICE Swap + 3.94%), 6.12%(a)(b)(g)	EUR	176	205,579
			179,696,831
Passenger Airlines — 0.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(e)	USD	283	280,955
Deutsche Lufthansa AG, (5-year EURIBOR ICE Swap + 2.86%), 5.25%, 01/15/55(a)(b)	EUR	100	113,168
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(e)	USD	2,141	2,023,370
OneSky Flight LLC, 8.88%, 12/15/29(e)		1,239	1,278,914
United Airlines Holdings, Inc., 5.38%, 03/01/31		1,574	1,541,444
			5,237,851
Personal Care Products — 0.1%
Opal Bidco SAS
5.50%, 03/31/32(a)	EUR	100	112,815
6.50%, 03/31/32(e)	USD	2,524	2,526,433
			2,639,248
Pharmaceuticals — 2.4%
1261229 B.C. Ltd., 10.00%, 04/15/32(e)		31,031	31,770,903
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(e)		964	992,388
Bausch Health Cos., Inc.(e)
4.88%, 06/01/28		221	202,372
Security		Par (000)	Value
Pharmaceuticals (continued)
Bausch Health Cos., Inc.(e) (continued)
11.00%, 09/30/28	USD	4,455	$ 4,544,272
Dolcetto Holdco SpA, 5.63%, 07/14/32(a)	EUR	100	114,810
Grifols SA
2.25%, 11/15/27(a)		1,374	1,568,213
4.75%, 10/15/28(e)	USD	200	195,894
7.13%, 05/01/30(a)	EUR	141	168,465
Gruenenthal GmbH, 4.63%, 11/15/31(a)		136	154,048
Nidda Healthcare Holding GmbH(a)
7.00%, 02/21/30		215	252,715
(3-mo. EURIBOR + 3.25%), 5.23%, 10/15/32(b)		169	193,784
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, 04/30/28(e)	USD	646	626,848
Rossini SARL(a)
6.75%, 12/31/29	EUR	121	143,740
(3-mo. EURIBOR + 3.88%), 6.00%, 12/31/29(b)		73	84,572
Teva Pharmaceutical Finance Netherlands II BV, 7.88%, 09/15/31		100	134,079
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	USD	674	667,482
6.75%, 03/01/28		800	817,760
6.00%, 12/01/32		495	507,385
			43,139,730
Real Estate Management & Development — 0.6%
Adler Financing SARL, Series 1L, (8.25% PIK), 8.25%, 12/31/28(f)	EUR	287	366,440
Alexandrite Lake Lux Holdings SARL, 6.75%, 07/30/30(a)		112	126,543
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 04/15/30(e)	USD	124	123,718
Series AI, 7.00%, 04/15/30		1,009	1,010,203
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 04/15/30(e)		725	769,634
Aroundtown Finance SARL, (5-year EURIBOR ICE Swap + 3.43%), 5.25%(a)(b)(g)	EUR	275	289,240
CoreLogic, Inc., 4.50%, 05/01/28(e)	USD	2,658	2,495,274
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(e)		490	519,045
DEMIRE Deutsche Mittelstand Real Estate AG, 5.00%, 12/31/27(a)(k)	EUR	88	93,039
Five Point Operating Co. LP, 8.00%, 10/01/30(e)	USD	456	454,927
Grand City Properties SA, (5-year EURIBOR ICE Swap + 2.18%), 1.50%(a)(b)(g)	EUR	100	113,252
Howard Hughes Corp.(e)
4.38%, 02/01/31	USD	2,103	1,930,660
5.88%, 03/01/32		883	849,698
6.13%, 03/01/34		883	847,971
New Immo Holding SA(a)
3.25%, 07/23/27	EUR	200	226,609
5.88%, 04/17/28		100	115,799
4.95%, 11/14/30		100	111,118
Vivion Investments SARL(a)
5.63%, 06/08/30		100	108,029
(6.50% Cash and 1.75% PIK), 8.25%, 08/31/28(f)		25	29,443
(6.50% PIK), 6.50%, 02/28/29(f)		152	175,809
			10,756,451
Retail REITs — 0.1%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(e)	USD	1,801	1,766,552
Semiconductors & Semiconductor Equipment — 0.2%
Amkor Technology, Inc., 5.88%, 10/01/33(e)		416	414,298
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Kioxia Holdings Corp., 6.63%, 07/24/33	USD	587	$ 603,333
Microchip Technology, Inc., 0.00%, 02/15/30(e)(i)(j)		466	454,583
MKS, Inc., 4.25%, 02/15/34(a)	EUR	145	160,125
ON Semiconductor Corp., 0.50%, 03/01/29(i)	USD	1,259	1,230,672
			2,863,011
Software — 3.3%
AthenaHealth Group, Inc., 6.50%, 02/15/30(e)		8,228	7,722,996
Capstone Borrower, Inc., 8.00%, 06/15/30(e)		1,364	1,303,275
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(e)		157	116,680
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(e)		1,596	1,148,662
Cloud Software Group, Inc.(e)
6.50%, 03/31/29		9,023	8,802,571
9.00%, 09/30/29		9,951	9,599,467
8.25%, 06/30/32		39	36,989
Ellucian Holdings, Inc., 6.50%, 12/01/29(e)		1,816	1,773,803
IPD 3 BV, 5.50%, 06/15/31(a)	EUR	200	217,102
OAK-Eagle Acquireco, Inc.(l)
07/01/33(a)		157	185,353
07/01/33(e)	USD	6,854	7,101,391
07/01/34(e)		6,726	7,041,393
Oracle Corp.
5.70%, 02/04/36		1,770	1,701,834
5.88%, 09/26/45		463	399,449
5.95%, 09/26/55		620	521,588
6.70%, 02/04/56		2,860	2,654,376
6.10%, 09/26/65		620	514,093
6.85%, 02/04/66		1,075	988,271
Playtika Holding Corp., 4.25%, 03/15/29(e)		421	328,506
SS&C Technologies, Inc., 6.50%, 06/01/32(e)		2,542	2,542,086
TeamSystem SpA, (3-mo. EURIBOR + 3.25%), 5.27%, 07/01/32(a)(b)	EUR	114	123,856
UKG, Inc., 6.88%, 02/01/31(e)	USD	3,740	3,655,160
			58,478,901
Specialty Retail — 0.4%
Advance Auto Parts, Inc., 7.00%, 08/01/30(e)		924	936,055
Afflelou SAS, 6.00%, 07/25/29(a)	EUR	152	178,617
Bubbles Bidco SpA(a)
6.50%, 09/30/31		123	142,080
(3-mo. EURIBOR + 4.25%), 6.38%, 09/30/31(b)		120	138,754
Duomo Bidco SpA, (3-mo. EURIBOR + 3.25%), 5.31%, 01/15/32(a)(b)		100	113,686
Ferrellgas LP/Ferrellgas Finance Corp., 9.25%, 01/15/31(e)	USD	898	935,662
Goldstory SAS, 6.75%, 02/01/30(a)	EUR	100	112,998
Michaels Cos., Inc., 8.50%, 03/15/33(e)	USD	2,948	2,869,860
PetSmart LLC/PetSmart Finance Corp., 7.50%, 09/15/32(e)		250	251,217
Staples, Inc., 10.75%, 09/01/29(e)		915	846,210
Stonegate Pub Co. Financing PLC, (3-mo. EURIBOR + 6.63%), 8.62%, 07/31/29(a)(b)	EUR	100	113,068
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(e)	USD	418	393,287
			7,031,494
Security		Par (000)	Value
Technology Hardware, Storage & Peripherals(e) — 0.1%
Seagate Data Storage Technology Pte. Ltd.
5.88%, 07/15/30	USD	853	$ 867,024
5.75%, 12/01/34		498	496,132
			1,363,156
Textiles, Apparel & Luxury Goods — 0.7%
Beach Acquisition Bidco LLC
5.25%, 07/15/32(e)	EUR	2,729	3,025,278
5.25%, 07/15/32(a)		100	110,856
(10.00% Cash or 10.75% PIK), 10.00%, 07/15/33(e)(f)	USD	6,417	6,834,249
Crocs, Inc.(e)
4.25%, 03/15/29		217	208,280
4.13%, 08/15/31		282	253,753
European TopSoho SARL, 4.00%, 09/21/21(a)(d)(h)(i)	EUR	200	172,147
Levi Strauss & Co., 4.00%, 08/15/30(e)		903	1,036,779
PrestigeBidCo GmbH, (3-mo. EURIBOR + 3.75%), 5.77%, 07/01/29(a)(b)		200	230,880
			11,872,222
Transportation Infrastructure — 0.1%
Edge Finco PLC, 8.13%, 08/15/31(a)	GBP	206	281,262
Mobico Group PLC, 4.88%, 09/26/31(a)	EUR	110	98,425
Ocado Group PLC, 11.00%, 06/15/30(a)	GBP	100	131,969
RXO, Inc., 6.38%, 05/15/31(e)	USD	742	711,955
SGL Group ApS, (3-mo. EURIBOR + 4.75%), 6.78%, 04/22/30(b)	EUR	193	207,468
			1,431,079
Wireless Telecommunication Services — 2.1%
Altice France SA
4.75%, 10/15/30(a)		152	166,785
6.88%, 10/15/30(e)	USD	356	340,982
6.50%, 10/15/31(e)		2,019	1,914,865
6.50%, 04/15/32(e)		5,461	5,174,006
5.63%, 07/15/32(a)	EUR	47	51,188
6.88%, 07/15/32(e)	USD	5,063	4,797,090
Digicel International Finance Ltd./Difl U.S. LLC, 8.63%, 08/01/32(e)		6,664	6,762,611
Iliad Holding SAS
7.00%, 10/15/28(e)		828	833,343
5.38%, 04/15/30(a)	EUR	169	197,629
6.88%, 04/15/31(a)		101	121,620
8.50%, 04/15/31(e)	USD	2,959	3,096,040
7.00%, 04/15/32(e)		3,781	3,785,530
Vmed O2 U.K. Financing I PLC
4.00%, 01/31/29(a)	GBP	200	247,652
4.25%, 01/31/31(e)	USD	6,505	5,586,748
4.50%, 07/15/31(a)	GBP	201	222,965
4.75%, 07/15/31(e)	USD	1,000	860,366
5.63%, 04/15/32(a)	EUR	100	105,884
6.75%, 01/15/33(e)	USD	3,534	3,157,436
Zegona Finance PLC, 6.75%, 07/15/29(a)	EUR	239	287,176
			37,709,916
Total Corporate Bonds — 114.3% (Cost: $2,049,470,293)			2,048,347,312
Fixed Rate Loan Interests
IT Services — 0.4%
Clover Holdings 2 LLC, Fixed Term Loan B, 7.75%, 12/09/31	USD	7,895	7,431,331

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software — 0.5%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31	USD	8,712	$ 8,101,829
Total Fixed Rate Loan Interests — 0.9% (Cost: $16,606,817)			15,533,160
Floating Rate Loan Interests(b)
Advertising Agencies — 0.0%
Summer BC Holdco B SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.00%), 8.96%, 02/15/29		448	380,421
Aerospace & Defense — 0.1%
Air Comm Corp. LLC, 2025 Delayed Draw Term Loan, 12/11/31(m)		36	35,862
Arcline FM Holdings LLC, 2025 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 2.75%), 6.45%, 06/23/30		— (n)	409
Cubic Corp.
2025 Second Out Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 8.18%, 05/25/29		827	164,294
2025 Second Out Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 1.00%), 4.93%, 05/25/29		105	20,839
Kaman Corp.
2025 Delayed Draw Term Loan, 0.00%, 02/26/32		22	21,852
2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 02/26/32		1,180	1,180,197
Propulsion BC Finco SARL, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.20%, 12/01/32		327	326,655
Signia Aerospace LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.42%, 12/11/31		733	733,829
			2,483,937
Automobile Components — 0.3%
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.42%, 02/23/29		1,747	1,510,640
Clarios Global LP, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 01/28/32		2,205	2,197,468
Tenneco, Inc.
2022 Term Loan A, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 8.51%, 11/17/28		162	157,718
2022 Term Loan B, (3-mo. CME Term SOFR + 5.00%), 8.76%, 11/17/28		1,015	988,052
			4,853,878
Automobiles — 0.0%
MajorDrive Holdings IV LLC, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 7.96%, 06/01/28		305	275,749
Broadline Retail — 0.2%
Boots Group Finco LP, USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 08/30/32		4,379	4,389,973
Building Products — 0.3%
Chariot Buyer LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 09/08/32		238	235,239
Security		Par (000)	Value
Building Products (continued)
CP Atlas Buyer, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 8.92%, 07/08/30	USD	527	$ 483,406
White Cap Supply Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 10/19/29		3,624	3,477,899
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.95%, 08/05/31		1,429	1,239,400
			5,435,944
Capital Markets — 0.1%
Ardonagh Group Finco Pty. Ltd., 2024 USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.37%, 02/15/31		1,081	1,054,350
Jupiter Borrower, Inc., Term Loan B, 03/25/33(c)(m)		661	659,348
OVG Business Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 6.67%, 06/25/31		61	61,129
			1,774,827
Chemicals — 0.5%
Advancion Holdings LLC
2020 2nd Lien Term Loan, (3-mo. CME Term SOFR + 7.75%), 11.52%, 11/24/28		443	397,128
2020 USD Term Loan, (3-mo. CME Term SOFR + 4.00%), 7.77%, 11/24/27		286	272,692
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.42%, 10/04/29		2,187	2,147,834
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.93%), 7.72%, 07/03/28		1,732	1,508,047
Olympus Water U.S. Holding Corp., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 11/03/32		2,106	2,024,463
Oxea Corp., 2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.50%, 04/08/31		743	508,889
WR Grace Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.70%, 08/19/32		1,395	1,389,150
			8,248,203
Commercial Services & Supplies — 0.2%
Allied Universal Holdco LLC, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 08/20/32		2,809	2,807,650
LABL, Inc., 2026 USD Interim New Money DIP Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.75%), 10.38%, 12/02/26		439	437,300
			3,244,950
Communications Equipment — 0.0%
Radiate Holdco LLC
2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.00%), 7.67%, 06/26/29		23	22,725
2025 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.00%), 7.67%, 06/26/29		23	22,725
			45,450
Construction & Engineering — 0.3%
Azuria Water Solutions, Inc.
2026 Delayed Draw Term Loan, 01/27/33(m)		122	120,273
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Construction & Engineering (continued)
Azuria Water Solutions, Inc. (continued)
2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 01/27/33	USD	912	$ 902,045
Brand Industrial Services, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.16%, 08/01/30		4,826	4,130,646
			5,152,964
Construction Materials — 0.1%
White Cap Buyer LLC, 2026 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 02/10/33		1,001	950,119
Consumer Discretionary — 0.0%
Jupiter Buyer, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.70%, 11/01/31		348	347,537
Consumer Staples Distribution & Retail — 0.2%
BCPE Empire Holdings, Inc., 2026 10th Amendment Term Loan, (1-mo. CME Term SOFR + 3.50%), 7.17%, 12/29/32		3,027	2,975,935
Containers & Packaging — 0.3%
LABL, Inc., 2021 USD 1st Lien Term Loan, 0.00%, 10/30/28(d)(h)		2,771	1,256,397
Mauser Packaging Solutions Holding Co., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.16%, 04/15/30		3,901	3,763,060
			5,019,457
Diversified Consumer Services — 0.1%
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 01/30/31		1,229	1,217,515
Diversified Telecommunication Services — 1.0%
Coral-U.S. Co-Borrower LLC, 2025 Term Loan B7, (3- mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 01/31/32		2,146	2,105,110
Level 3 Financing, Inc., 2025 Repriced Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 03/29/32		5,171	5,165,622
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1- mo. CME Term SOFR + 3.25%), 7.04%, 01/31/29		200	192,312
Zayo Group Holdings, Inc., 2025 USD Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 3.00% and 0.50% PIK), 7.17%, 03/11/30(f)		10,049	9,851,496
			17,314,540
Financial Services — 0.1%
Acuren Delaware Holdco, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 07/30/31		241	240,640
Security		Par (000)	Value
Financial Services (continued)
LBM Acquisition LLC, 2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 7.50%, 06/06/31	USD	1,755	$ 1,399,402
Summit Acquisition, Inc., 2025 Add-on Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 10/16/31(c)		698	696,324
			2,336,366
Ground Transportation — 0.0%
Hertz Corp.
2021 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 7.28%, 06/30/28		633	467,322
2021 Term Loan C, (1-mo. CME Term SOFR + 3.50%), 7.28%, 06/30/28		126	92,712
			560,034
Health Care Equipment & Supplies — 0.5%
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.42%, 02/15/29		1,601	1,569,289
Bausch & Lomb Corporation, 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.42%, 01/15/31		3,401	3,404,884
Hologic Inc., 2026 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 01/14/33		3,346	3,304,175
			8,278,348
Health Care Providers & Services — 0.4%
LifePoint Health, Inc.
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.42%, 05/19/31		2,165	2,164,583
2024 Incremental Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.15%, 05/19/31		750	749,136
Quorum Health Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.50% and 4.75% PIK), 15.00%, 01/28/28(c)(f)		1,696	1,127,643
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.70%, 09/27/30		2,612	2,579,575
			6,620,937
Hotels, Restaurants & Leisure — 0.0%
Great Canadian Gaming Corp., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.44%, 11/01/29		532	522,574
Household Durables — 0.0%
Springs Windows Fashions LLC, 2024 FLFO Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.17%, 12/19/29		134	132,776
SWF Holdings I Corp., 2024 FLFO A1 Term Loan, (1- mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.17%, 12/19/29		201	199,164
			331,940
Industrial Conglomerates — 0.2%
Heritage Environmental Services, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.68%, 04/01/33(c)		446	446,000

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Industrial Conglomerates (continued)
LSF12 Crown U.S. Commercial Bidco LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 12/02/31	USD	1,306	$ 1,306,025
Resilience Parent LLC, 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.10%, 02/28/33		1,418	1,409,577
			3,161,602
Insurance — 0.2%
Asurion LLC, 2025 Term Loan B13, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.92%, 09/19/30		1,647	1,626,470
Hyperion Insurance Group Ltd., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.42%, 04/18/30		167	162,409
Jones DesLauriers Insurance Management Inc., 2026 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.66%, 02/02/33		1,055	1,023,284
Truist Insurance Holdings LLC, 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.45%, 05/06/32		1,462	1,444,718
			4,256,881
Interactive Media & Services — 0.1%
Camelot U.S. Acquisition LLC, 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 01/31/31		1,352	1,170,256
IT Services — 0.1%
Fortress Intermediate 3, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 06/27/31(c)		574	568,882
Neptune Bidco U.S., Inc., 2026 USD Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 5.00%), 8.76%, 02/03/33		1,028	979,684
			1,548,566
Leisure Products — 0.0%
City Football Group Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.96%, 07/22/30		898	895,111
Machinery — 0.3%
CompoSecure Holdings LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.93%, 01/14/33		2,288	2,278,001
GrafTech Global Enterprises, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 6.00%), 9.67%, 12/21/29		468	441,989
LSF12 Helix Parent LLC, USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 02/10/33		1,730	1,704,675
PECF USS Intermediate Holding III Corp., 2026 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 7.50%), 11.17%, 03/03/33		118	112,914
Tega MC Australia Holdings Pty. Ltd., Term Loan B, 03/25/33(c)(m)		529	525,033
			5,062,612
Media — 0.8%
Altice France SA, 2025 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 6.88%), 10.55%, 05/31/31		1,479	1,479,979
Security		Par (000)	Value
Media (continued)
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.78%, 08/23/28	USD	4,263	$ 4,268,512
CMG Media Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.30%, 06/18/29		1,442	1,346,924
CSC Holdings LLC, 2019 Term Loan B5, (Prime + 1.50%), 8.25%, 04/15/27		2,229	1,959,191
Directv Financing LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.17%, 02/17/31		3,177	3,176,220
Gray Media, Inc.
2021 Term Loan D, (1-mo. CME Term SOFR + 3.00%), 6.78%, 12/01/28		700	699,534
2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 8.92%, 06/04/29		5	4,820
Radiate Holdco LLC, 2025 FLFO Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50% and 1.50% PIK), 8.78%, 09/25/29(f)		2,049	1,817,680
			14,752,860
Oil, Gas & Consumable Fuels — 0.0%
NGL Energy Partners LP, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.18%, 03/11/33		723	723,000
Pharmaceuticals — 0.2%
Amneal Pharmaceuticals LLC, 2026 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.67%, 08/01/32		1,731	1,735,763
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.42%, 04/23/31		1,032	1,025,079
			2,760,842
Professional Services — 0.2%
Amentum Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 09/29/31		207	206,685
CoreLogic, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.28%, 06/02/28		2,429	2,317,908
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.00% and 3.25% PIK), 9.42%, 07/31/30(f)		937	805,152
			3,329,745
Software — 0.2%
CoreLogic, Inc., 2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.50%), 10.28%, 06/04/29		460	427,722
McAfee Corp., 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.67%, 03/01/29		2,119	1,885,586
Proofpoint, Inc., 2025 Repriced Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.70%, 08/31/28		287	276,988
Sabre GLBL, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 9.77%, 11/15/29		319	249,063
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Sabre GLBL, Inc. (continued)
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 9.77%, 11/15/29	USD	166	$ 129,978
2025 11th Amendment Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.25%), 10.02%, 07/30/29		101	79,132
			3,048,469
Specialty Retail — 0.0%
Hunter Douglas, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.70%, 01/20/32		466	463,646
Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 8.92%, 08/06/32		1,551	1,547,560
Windstream Services LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.67%, 10/06/32		1,154	1,153,392
			2,700,952
Total Floating Rate Loan Interests — 7.1% (Cost: $131,129,962)			126,636,140

	Shares
Investment Companies
Fixed Income Funds — 1.2%
iShares Broad USD High Yield Corporate Bond ETF(o)(p)	572,663	21,096,905
Total Investment Companies — 1.2% (Cost: $20,910,572)		21,096,905

		Par (000)
Preferred Securities
Capital Trusts — 6.1%(b)
Automobile Components — 0.1%
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/54	USD	1,200	1,211,181
Automobiles(a)(g) — 0.0%
Stellantis NV
6.25%	EUR	150	165,486
6.88%		125	136,196
8.25%	GBP	125	158,113
Volkswagen International Finance NV
5.49%	EUR	100	115,359
5.99%		100	115,528
			690,682
Banks(g) — 0.1%
CaixaBank SA, 7.50%(a)		200	247,373
Citigroup, Inc., Series GG, 6.88%	USD	1,020	1,027,199
PNC Financial Services Group, Inc., Series W, 6.25%		644	649,650
			1,924,222
Building Products — 0.0%
Nationwide Building Society, 7.50%(a)(g)	GBP	235	311,512
Security		Par (000)	Value
Capital Markets — 0.1%
Apollo Global Management, Inc., 6.00%, 12/15/54	USD	1,767	$ 1,656,739
Diversified REITs — 0.0%
Unibail-Rodamco-Westfield SE, 4.75%(a)(g)	EUR	200	228,673
Diversified Telecommunication Services(a)(g) — 0.0%
Telefonica Europe BV
6.14%		200	240,094
6.75%		100	123,282
			363,376
Electric Utilities — 0.5%
AES Corp., 7.60%, 01/15/55	USD	2,216	2,198,090
CenterPoint Energy, Inc., Series B, 6.85%, 02/15/55		482	505,022
Dominion Energy, Inc., 6.63%, 05/15/55		335	340,128
Duke Energy Corp., 6.45%, 09/01/54		916	945,900
EDP SA, 4.75%, 05/29/54(a)	EUR	100	116,183
Electricite de France SA(a)(g)
3.00%		200	227,414
3.38%		200	217,390
4.38%		100	112,040
5.13%		200	233,125
Enel SpA, 4.25%(a)(g)		125	142,330
NextEra Energy Capital Holdings, Inc., 6.38%, 08/15/55	USD	1,918	1,953,966
Orsted A/S, 2.50%, 12/31/99(a)	GBP	100	100,283
PG&E Corp., 6.85%, 09/15/56	USD	1,967	1,943,648
			9,035,519
Electronic Equipment, Instruments & Components — 0.0%
Prysmian SpA, 5.25%(a)(g)	EUR	150	176,028
Financial Services — 3.3%
Bank of America Corp.(g)
Series OO, 6.63%	USD	7,834	8,031,769
Series U, 6.25%		1,829	1,840,016
Barclays PLC(g)
4.38%		2,490	2,361,033
7.63%		1,329	1,341,892
8.00%		400	413,903
9.63%		5,245	5,721,010
Brookfield Finance, Inc., 6.30%, 01/15/55		3,731	3,573,690
Citigroup, Inc.(g)
Series CC, 7.13%		5,616	5,671,216
Series DD, 7.00%		860	885,096
Series EE, 6.75%		2,126	2,125,042
Series FF, 6.95%		856	862,357
Series HH, 6.63%		2,320	2,321,740
Deutsche Bank AG(a)(g)
6.75%	EUR	200	227,991
7.13%		200	235,092
7.38%		200	239,340
Goldman Sachs Group, Inc.(g)
6.85%	USD	1,269	1,293,508
Series Y, 6.13%		3,526	3,507,655
NatWest Group PLC, 8.13%(g)		1,633	1,767,767
UBS Group AG(e)(g)
6.60%		800	780,827
6.85%		200	198,206
7.00%		4,004	3,906,837
7.13%		1,000	980,870
7.75%		2,000	2,060,842
Series .14a, 6.63%		2,036	1,982,604
Series 144, 7.00%		1,400	1,353,409

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Financial Services (continued)
UBS Group AG(e)(g) (continued)
Series NC10, 9.25%	USD	3,245	$ 3,654,646
Series NC5, 9.25%		800	852,660
			58,191,018
Independent Power and Renewable Electricity Producers(e)(g) — 0.5%
NRG Energy, Inc., 10.25%		3,370	3,635,290
Vistra Corp., 7.00%		5,682	5,689,284
			9,324,574
Insurance — 0.1%
BNP Paribas Cardif SA, 6.00%(a)(g)	EUR	200	223,640
Corebridge Financial, Inc., 6.38%, 09/15/54	USD	1,782	1,751,407
NN Group NV, 5.75%(a)(g)	EUR	200	224,889
			2,199,936
Internet Software & Services(g) — 0.1%
Rakuten Group, Inc.
4.25%(a)		200	224,146
8.13%(e)	USD	505	500,818
			724,964
Multi-Utilities — 0.1%
AltaGas Ltd., 7.20%, 10/15/54(e)		1,135	1,150,864
Centrica PLC, 6.50%, 05/21/55(a)	GBP	100	132,691
			1,283,555
Oil, Gas & Consumable Fuels — 1.2%
Energy Transfer LP, Series G, 7.13%(g)	USD	1,280	1,302,816
Eni SpA, 4.50%(a)(g)	EUR	100	114,335
Sunoco LP, 7.88%(e)(g)	USD	11,070	11,302,758
Var Energi ASA, 7.86%, 11/15/83(a)	EUR	100	124,665
Venture Global LNG, Inc., 9.00%(e)(g)	USD	8,484	8,450,456
			21,295,030
Passenger Airlines — 0.0%
Air France-KLM, 5.75%(a)(g)	EUR	100	112,462
Pharmaceuticals(a) — 0.0%
Bayer AG
Series NC5, 6.63%, 09/25/83		100	119,897
Series NC8, 7.00%, 09/25/83		100	122,533
			242,430
Real Estate Management & Development(a)(g) — 0.0%
Heimstaden Bostad AB, 2.63%		375	419,499
Vivion Investments SARL, 8.13%		100	96,728
			516,227
Transportation Infrastructure — 0.0%
Poste Italiane SpA, 2.63%(a)(g)		100	108,879
Water Utilities — 0.0%
Veolia Environnement SA, 4.32%(a)(g)		100	112,118
			109,709,125

	Shares
Preferred Stocks — 0.5%
Financial Services — 0.0%
Shift4 Payments, Inc., 6.00%, 05/01/28(d)(i)	6,896	369,902
Insurance — 0.4%
Alliant Cali, Inc., (Acquired 09/25/24, Cost: $5,947,430), 12/31/79(c)(q)	6,038	6,020,852
Security	Shares	Value
IT Services(c)(d) — 0.0%
Veritas Newco
Series G	374	$ 7,106
Series G-1	258	4,902
		12,008
Semiconductors & Semiconductor Equipment — 0.1%
Microchip Technology, Inc., 7.50%, 03/15/28(d)(i)	32,100	1,828,737
		8,231,499
Total Preferred Securities — 6.6% (Cost: $117,376,806)		117,940,624
Total Long-Term Investments — 131.2% (Cost: $2,354,895,084)		2,350,960,959
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.55%(o)(r)	5,199,102	5,199,102
Total Short-Term Securities — 0.3% (Cost: $5,199,102)		5,199,102
Total Investments — 131.5% (Cost: $2,360,094,186)		2,356,160,061
Liabilities in Excess of Other Assets — (31.5)%		(563,884,261)
Net Assets — 100.0%		$ 1,792,275,800

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Non-income producing security.
(e)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Perpetual security with no stated maturity date.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Convertible security.
(j)	Zero-coupon bond.
(k)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(l)	When-issued security.
(m)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)	Rounds to less than 1,000.
(o)	Affiliate of the Trust.
(p)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(q)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $6,020,852, representing 0.3% of its net assets as of period end, and an original cost of $5,947,430.

(r)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Corporate High Yield Fund, Inc. (HYT)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 646,102	$ 4,553,000 (a)	$ —	$ —	$ —	$ 5,199,102	5,199,102	$ 18,203	$ —
iShares Broad USD High Yield Corporate Bond ETF	18,254,519	3,156,411	—	—	(314,025)	21,096,905	572,663	220,990	—
				$ —	$ (314,025)	$ 26,296,007		$ 239,193	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Ultra Long Treasury Note	200	06/18/26	$ 22,688	$ 472,884
U.S. Long Bond	131	06/18/26	14,885	464,409
Ultra U.S. Treasury Bond	33	06/18/26	3,838	134,255
				$ 1,071,548
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,785,378	GBP	4,356,000	State Street Bank and Trust Co.	06/17/26	$ 21,072
USD	165,488	GBP	125,000	UBS AG	06/17/26	76
						21,148
EUR	800,000	USD	929,409	Barclays Bank PLC	06/17/26	(1,516)
USD	54,243,874	EUR	47,022,000	Barclays Bank PLC	06/17/26	(295,380)
USD	17,994,073	EUR	15,600,000	Toronto-Dominion Bank	06/17/26	(99,849)
						(396,745)
						$ (375,597)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.46.V1	5.00%	Quarterly	06/20/31	B	USD	18,002	$ 893,652	$ 738,100	$ 155,552
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMA CGM SA	5.00%	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	BB+	EUR	125	$ 7,779	$ 7,497	$ 282
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	N/R	EUR	35	1,802	(2,329)	4,131
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	N/R	EUR	21	1,084	(1,287)	2,371

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Corporate High Yield Fund, Inc. (HYT)

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Adler Real Estate AG	5.00%	Quarterly	Barclays Bank PLC	12/20/27	N/R	EUR	60	$ 3,046	$ (3,618)	$ 6,664
Adler Real Estate AG	5.00	Quarterly	Citibank N.A.	12/20/27	N/R	EUR	17	884	(1,072)	1,956
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	N/R	EUR	36	1,850	(2,478)	4,328
Adler Real Estate AG	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	N/R	EUR	26	1,341	(1,715)	3,056
Altice France SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	CCC+	EUR	31	1,560	1,163	397
Altice France SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	CCC+	EUR	32	1,611	1,318	293
Altice France SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	CCC+	EUR	90	4,529	4,290	239
Altice France SA	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	CCC+	EUR	29	1,459	1,103	356
Virgin Media Finance PLC	5.00	Quarterly	Goldman Sachs International	12/20/28	B-	EUR	24	1,452	1,906	(454)
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/28	B-	EUR	53	3,206	4,364	(1,158)
iTraxx.XO.42.V3 20-35%	5.00	Quarterly	BNP Paribas SA	12/20/29	CCC	EUR	109	13,183	13,126	57
iTraxx.XO.42.V3 20-35%	5.00	Quarterly	BNP Paribas SA	12/20/29	CCC	EUR	140	16,932	17,938	(1,006)
iTraxx.XO.42.V3 20-35%	5.00	Quarterly	Goldman Sachs International	12/20/29	CCC	EUR	76	9,192	11,991	(2,799)
Zegona Finance PLC	5.00	Quarterly	BNP Paribas SA	06/20/30	BB	EUR	32	5,317	4,821	496
Zegona Finance PLC	5.00	Quarterly	Deutsche Bank AG	06/20/30	BB	EUR	32	5,277	3,767	1,510
Faurecia SE	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	BB-	EUR	139	13,323	12,800	523
								$ 94,827	$ 73,585	$ 21,242
OTC Total Return Swaps
Paid by the Trust		Received by the Trust
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR, 3.68%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	06/20/26	USD	4,576	$ 69,861	$ (42,679)	$ 112,540
1-day SOFR, 3.68%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	06/20/26	USD	2,290	28,325	(22,478)	50,803
1-day SOFR, 3.68%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	06/20/26	USD	262	3,868	(2,606)	6,474
1-day SOFR, 3.68%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	06/20/26	USD	19,659	(14,216)	(183,355)	169,139
1-day SOFR, 3.68%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	09/20/26	USD	693	(1,118)	(6,485)	5,367
1-day SOFR, 3.68%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	JPMorgan Chase Bank N.A.	N/A	12/20/26	USD	631	(5,256)	(4,850)	(406)
1-day SOFR, 3.68%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	JPMorgan Chase Bank N.A.	N/A	12/20/26	USD	904	(5,080)	(7,411)	2,331
1-day SOFR, 3.68%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	12/20/26	USD	693	(10,037)	(4,756)	(5,281)
1-day SOFR, 3.68%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	12/20/26	USD	693	(8,650)	(5,256)	(3,394)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Corporate High Yield Fund, Inc. (HYT)

OTC Total Return Swaps (continued)
Paid by the Trust		Received by the Trust
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR, 3.68%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	12/20/26	USD	5,625	$ (89,915)	$ (29,383)	$ (60,532)
1-day SOFR, 3.68%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	03/20/27	USD	3,272	791	(28,497)	29,288
									$ (31,427)	$ (337,756)	$ 306,329
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 2,453,233	$ —	$ 2,453,233
Common Stocks
Capital Markets	—	—	12,144	12,144
Food Products	1,115,706	—	—	1,115,706
Health Care Equipment & Supplies	294,234	—	—	294,234
Health Care Providers & Services	—	—	9,721	9,721
Life Sciences Tools & Services	1,339,080	—	—	1,339,080
Machinery	—	—	201,521	201,521
Metals & Mining	2,929,469	—	—	2,929,469
Oil, Gas & Consumable Fuels	7,132,633	—	—	7,132,633
Real Estate Management & Development	—	—	1	1
Semiconductors & Semiconductor Equipment	2	—	—	2
Specialized REITs	4,983,851	—	—	4,983,851
Wireless Telecommunication Services	—	935,223	—	935,223
Corporate Bonds
Advertising Agencies	—	46,492,178	—	46,492,178
Aerospace & Defense	—	64,615,563	—	64,615,563
Air Freight & Logistics	—	1,695,401	—	1,695,401
Automobile Components	—	30,536,522	—	30,536,522
Automobiles	—	30,905,067	—	30,905,067
Banks	—	9,978,666	—	9,978,666

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Corporate High Yield Fund, Inc. (HYT)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Biotechnology	$ —	$ 6,711,644	$ —	$ 6,711,644
Building Materials	—	50,621,790	—	50,621,790
Building Products	—	19,012,788	—	19,012,788
Capital Markets	—	25,870,722	—	25,870,722
Chemicals	—	64,273,659	—	64,273,659
Commercial Services & Supplies	—	127,871,745	—	127,871,745
Communications Equipment	—	495,386	—	495,386
Construction & Engineering	—	8,616,800	—	8,616,800
Consumer Finance	11,580	33,892,935	—	33,904,515
Consumer Staples Distribution & Retail	—	18,360,657	—	18,360,657
Containers & Packaging	—	64,873,887	—	64,873,887
Distributors	—	4,198,263	—	4,198,263
Diversified REITs	—	14,612,072	—	14,612,072
Diversified Telecommunication Services	—	150,219,174	—	150,219,174
Electric Utilities	—	37,737,069	—	37,737,069
Electronic Equipment, Instruments & Components	—	9,168,486	—	9,168,486
Energy Equipment & Services	—	29,069,907	—	29,069,907
Entertainment	—	60,455,827	—	60,455,827
Environmental, Maintenance & Security Service	—	21,596,737	—	21,596,737
Financial Services	—	53,701,708	—	53,701,708
Food Products	—	26,329,551	—	26,329,551
Ground Transportation	—	1,166,689	—	1,166,689
Health Care Equipment & Supplies	—	17,968,660	—	17,968,660
Health Care Providers & Services	—	66,266,047	—	66,266,047
Health Care REITs	—	9,739,440	—	9,739,440
Hotel & Resort REITs	—	26,920,822	—	26,920,822
Hotels, Restaurants & Leisure	—	31,506,205	—	31,506,205
Household Durables	—	25,784,535	—	25,784,535
Independent Power and Renewable Electricity Producers	—	30,821,894	—	30,821,894
Industrial Conglomerates	—	4,747,689	—	4,747,689
Insurance	—	148,969,943	—	148,969,943
Interactive Media & Services	—	44,735,542	—	44,735,542
Internet Software & Services	—	12,440,579	—	12,440,579
IT Services	—	18,948,880	—	18,948,880
Leisure Products	—	32,577,627	—	32,577,627
Machinery	—	17,181,278	—	17,181,278
Media	—	108,256,503	—	108,256,503
Metals & Mining	—	67,262,700	—	67,262,700
Mortgage Real Estate Investment Trusts (REITs)	—	6,428,125	—	6,428,125
Multi-Utilities	—	711,928	—	711,928
Oil, Gas & Consumable Fuels	—	179,696,831	—	179,696,831
Passenger Airlines	—	5,237,851	—	5,237,851
Personal Care Products	—	2,639,248	—	2,639,248
Pharmaceuticals	—	43,139,730	—	43,139,730
Real Estate Management & Development	—	10,756,451	—	10,756,451
Retail REITs	—	1,766,552	—	1,766,552
Semiconductors & Semiconductor Equipment	—	2,863,011	—	2,863,011
Software	—	58,478,901	—	58,478,901
Specialty Retail	—	7,031,494	—	7,031,494
Technology Hardware, Storage & Peripherals	—	1,363,156	—	1,363,156
Textiles, Apparel & Luxury Goods	—	11,872,222	—	11,872,222
Transportation Infrastructure	—	1,431,079	—	1,431,079
Wireless Telecommunication Services	—	37,709,916	—	37,709,916
Fixed Rate Loan Interests	—	15,533,160	—	15,533,160
Floating Rate Loan Interests	—	122,612,910	4,023,230	126,636,140
Investment Companies	21,096,905	—	—	21,096,905
Preferred Securities
Capital Trusts	—	109,709,125	—	109,709,125
Preferred Stocks	—	2,198,639	6,032,860	8,231,499
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Corporate High Yield Fund, Inc. (HYT)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 5,199,102	$ —	$ —	$ 5,199,102
Unfunded Floating Rate Loan Interests(a)	—	185	—	185
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(16,292)	—	(16,292)
	$44,102,562	$2,301,761,915	$10,279,477	$2,356,143,954
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 182,211	$ —	$ 182,211
Foreign Currency Exchange Contracts	—	21,148	—	21,148
Interest Rate Contracts	1,071,548	375,942	—	1,447,490
Liabilities
Credit Contracts	—	(5,417)	—	(5,417)
Foreign Currency Exchange Contracts	—	(396,745)	—	(396,745)
Interest Rate Contracts	—	(69,613)	—	(69,613)
	$1,071,548	$107,526	$—	$1,179,074

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, bank borrowings payable of $582,000,000 are categorized as Level 2 within the fair value hierarchy.

Currency Abbreviation
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
CVR	Contingent Value Right
DAC	Designated Activity Company
DIP	Debtor-In-Possession
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
SAN	State Aid Notes
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate